UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

 Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2015

Date of reporting period: 10/31/2014

Item 1 – Report to Stockholders

OCTOBER 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

Funds For Institutions Series

➢	FFI Premier Institutional Fund
➢	FFI Institutional Fund
➢	FFI Select Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund
➢	FFI Institutional Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Shareholder Letter

Dear Shareholder,

The final months of 2013 were generally positive for most risk assets such as equities and high yield bonds even as investors were grappling with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. Higher quality bonds and emerging market investments, however, struggled as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress and U.S. economic data weakened. Equities declined in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the soft patch in U.S. data was temporary and weather-related, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising tensions in Russia and Ukraine and signs of decelerating growth in China. Equity markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, reassurance from the Fed that no changes to short-term interest rates were on the horizon.

In the ongoing low-yield environment, income-seeking investors moved into equities, pushing major indices to record levels. However, as stock prices continued to rise, investors became wary of high valuations and began shedding the stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names. The broad rotation into cheaper valuations resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging markets benefited from the trend after having suffered heavy selling pressure in early 2014.

Volatility ticked up in the middle of the summer. Markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August, allowing markets to rebound briefly amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised concerns that the Fed would increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes stoked increasing volatility in financial markets. Escalating geopolitical risks further fueled the fire. The U.S. renewed its involvement in Iraq and the European Union imposed additional sanctions against Russia, while Scottish voters contemplated separating from the United Kingdom.

U.S. risk assets made a comeback in October while other developed markets continued their descent. This divergence in market performance moved in tandem with economic momentum and central bank policy. As the U.S. economy continued to strengthen, the need for monetary policy accommodation diminished. Meanwhile, economies in other parts of the developed world decelerated and central banks in Europe and Japan implemented aggressive measures to stimulate growth.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended October 31, 2014. U.S. small caps experienced significantly higher volatility than large caps, but nonetheless generated positive returns. International developed market equities broadly declined while emerging markets posted modest gains. Most fixed income assets produced positive results as rates generally fell. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

U.S. financial markets generally outperformed other parts of the world given stronger economic growth and corporate earnings, the continuation of low interest rates and the appeal of relative stability amid rising geopolitical uncertainty.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.22%	17.27%
U.S. small cap equities (Russell 2000® Index)	4.83	8.06
International equities (MSCI Europe, Australasia, Far East Index)	(4.83)	(0.60)
Emerging market equities (MSCI Emerging Markets Index)	3.74	0.64
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	4.29	5.21
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.35	4.14
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.54	7.94
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.05	5.82
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 6-Month Period Ended October 31, 2014

The factors that detracted from U.S. growth in the first quarter of 2014 proved to be temporary as economic data improved sharply in the second quarter. After contracting by 2.1% in the first quarter, U.S. gross domestic product grew at a seasonally adjusted rate of 4.6% in the second quarter. The positive momentum continued into autumn, with the unemployment rate falling to 5.8% in October, the lowest level since June of 2008. In the release accompanying its October meeting, the Federal Open Market Committee (“FOMC”) noted, “On balance, a range of labor market indicators suggests that underutilization of labor resources is gradually diminishing.” Broad inflation measures, after picking up slightly in the later part of the second quarter, again receded, and remained below the FOMC’s target rate of 2%. Against this backdrop, the FOMC maintained its course during the six-month period, making no change to its target range for the federal funds rate of 0.00% to 0.25% and gradually paring down its monthly asset purchases. Having announced the conclusion of the purchase programs at its October meeting, the FOMC still expects that a low federal funds rate will be warranted for a considerable period of time given below-target inflation rates and inflation expectations remaining well-anchored and stable.

In the eurozone, economic growth continued to disappoint policymakers, while inflation measures slipped, prompting fears that the recent period of very low inflation could last longer than expected and threaten the currency bloc’s nascent growth. In an effort to spur growth and combat deflationary pressures, the European Central Bank (“ECB”) cut its key rates by 0.10% in July, including a bold move to a negative deposit rate. The central bank also enhanced lending programs designed to aid credit-starved individuals and small- to medium-sized companies. As the medium-term inflation outlook worsened in August, further signals of economic weakness prompted more action from policymakers. The ECB aggressively cut both its main refinancing rate and deposit rate by an additional 0.10%, to 0.05% and -0.20%, respectively. The central bank also announced an asset purchase program focused on asset-backed securities and covered bonds. After these moves, ECB President Mario Draghi stressed that the ECB has no plans to further lower interest rates.

London Interbank Offered Rates (“LIBOR”) remained virtually unchanged over the period amid highly accommodative monetary policy. The benchmark three-month LIBOR ended the period at 0.232%, not far above its historic low of 0.22% reached in early May. U.S. Treasury bill outstandings declined as the federal budget deficit improved and the Treasury Department cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) – the first new structure issued in nearly 17 years. Treasury FRN issuance totaled $138 billion over the first ten months of 2014. After capping its fixed-rate reverse repurchase agreement program (RRP) at $300 billion in September, the Federal Reserve (the “Fed”) announced further testing of the facility in October, with the rate on the RRP varying between 3 and 10 basis points in the coming months. The Fed also announced that an additional $300 billion in collateral will become available to facility participants in December through term repo operations that will mature at the turn of the year. This announcement was well-received by money market participants as the term facility will provide a new source of eligible investments near year-end, which is typically a period of severe transitory declines of supply.

The Fed’s near-zero interest rate policy continued to be evident in the short-term municipal space. Yields remained extremely low on variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. The benchmark Securities Industry and Financial Markets Association Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.06%, while ranging between a high of 0.12% and a low of 0.03% during the period. Increased demand and diminished issuance have combined to keep yields low on VRDN securities. Demand for VRDN securities increased throughout the period as money market funds looked to replace a reduced amount of one-year, fixed-rate note issuance and bond funds pursued a more defensive investment alternative to mitigate the risk of rising interest rates. New issuance of VRDN securities remained minimal as issuers continued to take advantage of the low cost of borrowing by issuing debt instruments with longer maturities. As the Fed unwound its asset purchase programs, money market participants became increasingly focused on the potential for a normalization of policy, especially as to when short-term interest rates may rise as this is one of the main factors to consider when purchasing securities with a one-year maturity. Market conditions remained stable as tax-exempt money funds broadly held ample liquidity to satisfy seasonal redemptions.

Short-term “note season,” which generally extends from May through August of each year, is the time when municipalities evaluate their financial needs for the upcoming fiscal year and issue short-term fixed-rate notes accordingly, resulting in a period of elevated supply. While state and local municipalities have continued to experience improvement in tax receipts, they have also continued to limit spending and reduce debt. In this environment, the 2014 note season concluded with issuance down 28% from the same period last year. In addition to traditional short-term money market participants, bond funds seeking to shorten their duration drove increased demand for one-year municipal notes during the period. The combination of lower issuance and increased demand kept the rate on one-year fixed issues low. After dipping down to just 0.11% in the middle of the summer, a few large new issues in August helped push the yield back up to 0.14% to end the six-month period one basis point below where it started. As such, the one-month to one-year municipal yield curve remained extremely flat while credit spreads continued to tighten as investors pursued higher-yielding issues.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Fund Information as of October 31, 2014	Funds For Institutions Series

FFI Premier Institutional Fund

FFI Premier Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2014	0.06%	0.08%

FFI Institutional Fund

FFI Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2014	0.03%	0.04%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2014	0.04%	0.05%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the US Government, its agencies or instrumentalities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2014	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	49%
U.S. Government Sponsored Agency Obligations	49
U.S. Treasury Obligations	2
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the U.S. Treasury.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2014	0.00%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	99%
Other Assets Less Liabilities	1
Total	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”) investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2014	0.03%	0.03%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration or investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2014 and held through October 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[3]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
FFI Premier Institutional Fund[2]	$1,000.00	$1,000.30	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
FFI Institutional Fund[2]	$1,000.00	$1,000.00	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
FFI Select Institutional Fund[2]	$1,000.00	$1,000.20	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
FFI Government Fund	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
FFI Treasury Fund	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,000.00	$0.35	$1,000.00	$1,024.85	$0.36	0.07%

[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Because the Fund invests significantly in a master portfolio, the expense example reflects the net expenses of both the Fund and the master portfolio in which it invests.

[3]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

6	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Schedule of Investments October 31, 2014 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 0.38%, 3/16/15	$2,434	$2,436,203
Fannie Mae Discount Notes (a):
0.08%, 11/26/14	6,200	6,199,656
0.09%, 1/05/15	31,131	31,125,941
0.10%, 1/20/15	28,875	28,868,904
0.09%, 2/11/15	9,700	9,697,444
0.05%, 2/26/15	8,990	8,988,539
0.05%, 3/02/15	8,990	8,988,489
Fannie Mae Variable Rate Notes (b):
0.12%%, 2/27/15	15,000	14,998,781
0.12%, 8/5/15	11,000	10,998,303
Federal Farm Credit Bank Discount Notes (a):
0.12%, 12/22/14	5,312	5,311,097
0.09%, 1/08/15	2,675	2,674,545
0.09%, 1/14/15	2,670	2,669,506
0.09%, 1/29/15	17,400	17,396,128
0.09%, 2/17/15	2,670	2,669,279
0.10%, 2/17/15	12,935	12,931,119
Federal Farm Credit Bank Variable Rate Notes (b):
0.10%, 4/06/15	1,925	1,925,007
0.18%, 6/26/15	8,000	8,003,989
0.15%, 2/26/16	16,564	16,563,457
Federal Home Loan Bank:
0.08%, 1/02/15	6,825	6,824,686
0.11%, 1/07/15	5,170	5,170,074
0.09%, 1/14/15	23,210	23,209,191
0.25%, 1/16/15	4,790	4,791,414
0.09%, 1/20/15	14,170	14,169,630
0.13%, 4/02/15	17,015	17,012,125
0.11%, 4/09/15	10,020	10,019,040
0.07%, 4/17/15	4,515	4,514,619
0.20%, 8/24/15	5,000	5,000,515
0.20%, 8/25/15	10,000	10,001,036
0.21%, 8/28/15	12,015	12,014,505
0.19%, 9/01/15	13,285	13,282,988
0.21%, 10/09/15	3,000	2,999,217
Federal Home Loan Bank Discount Notes (a):
0.09%, 1/07/15	5,100	5,099,146
0.05%, 1/09/15	22,095	22,092,883
0.09%, 1/23/15	2,218	2,217,540
0.09%, 1/26/15	18,025	18,021,125
0.08%, 4/17/15	6,200	6,197,627
Federal Home Loan Bank Variable Rate Notes (b):
0.11%, 12/19/14	12,500	12,499,834
0.10%, 1/20/15	21,920	21,920,000
0.11%, 4/02/15	11,000	10,999,884
0.14%, 7/16/15	10,000	10,000,000
0.13%, 11/25/15	8,680	8,679,064
0.12%, 12/09/15	11,000	10,997,803
0.14%, 12/11/15	9,000	8,998,982
0.13%, 5/20/16	10,000	9,997,624
0.14%, 5/27/16	10,700	10,697,452
Freddie Mac, 0.31%, 2/23/15	5,000	5,002,907
Freddie Mac Discount Notes (a):
0.15%, 11/04/14	4,785	4,784,940
0.08%, 11/14/14	1,455	1,454,961
0.09%, 1/14/15	22,820	22,815,778
U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes (a) (concluded):
0.09%, 1/16/15	$30,859	$30,853,137
0.12%, 1/16/15	10,624	10,621,309
0.12%, 1/16/15	5,500	5,498,607
0.09%, 1/26/15	3,900	3,899,161
0.09%, 1/27/15	10,085	10,082,807
0.04%, 1/29/15	42,053	42,048,841
0.09%, 2/17/15	9,524	9,521,371
Freddie Mac Variable Rate Notes (b):
0.13%, 10/16/15	6,100	6,100,000
0.14%, 11/25/15	15,000	15,000,000
0.12%, 2/18/16	20,280	20,275,983
Total U.S. Government Sponsored Agency Obligations — 49.0%		667,834,193

U.S. Treasury Obligations
U.S. Treasury Bills, 0.13%, 4/02/15 (a)	15,000	14,991,766
U.S. Treasury Notes, 0.25%, 1/31/15	8,694	8,696,427
Total U.S. Treasury Obligations — 1.8%		23,688,193

Repurchase Agreements
Barclays Capital, Inc., 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $127,000,847, collateralized by a U.S. Treasury Obligation, 1.50%, due 10/31/19, original par and fair values of $130,068,400 and $129,540,062, respectively)	127,000	127,000,000
Total Value of Barclays Capital, Inc. (collateral value of $129,540,062)		127,000,000
BNP Paribas Securities Corp., 0.13%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $44,000,477, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 6.38%, due 9/25/20 - 9/20/44, original par and fair values of $518,366,101 and $47,423,947, respectively)	44,000	44,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $47,423,947)		44,000,000
Citigroup Global Markets, Inc., 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $50,000,333, collateralized by a U.S. Treasury Obligation, 1.38%, due 2/15/44, original par and fair values of $44,983,960 and $51,000,011, respectively) (c)	50,000	50,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $51,000,011)		50,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 12/09/14 (Purchased on 9/10/14 to be repurchased at $3,002,475, collateralized by a U.S. Treasury Obligation, 0.00%, due 2/15/40, original par and fair values of $6,645,000 and $3,061,750, respectively)	3,000	3,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	7

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.33%, 11/03/14, (Purchased on 8/04/14 to be repurchased at $7,005,839, collateralized by a U.S. Treasury Obligation, 0.00%, due 2/15/40, original par and fair values of $15,500,000 and $7,141,780, respectively)	$7,000	$7,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 12/02/14, (Purchased on 9/02/14 to be repurchased at $19,015,849, collateralized by a U.S. Treasury Obligation, 0.00%, due 2/15/40, original par and fair values of $42,065,000 and $19,381,869, respectively)	19,000	19,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $29,585,399)		29,000,000
Deutsche Bank Securities, Inc., 0.15%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $50,000,625, collateralized by various U.S. Treasury Obligations, 0.00% - 2.88%, due 10/15/17 to 5/15/43, original par and fair values of $50,621,599 and $51,000,018 respectively) (c)	50,000	50,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $51,000,018)		50,000,000
Goldman Sachs & Co., 0.14%, 11/04/14 (Purchased on 10/28/14 to be repurchased at $11,000,299, collateralized by various U.S. Government Agency Obligations, 3.50% - 4.00%, due 7/01/39 - 10/01/44, original par and fair values of $13,023,523 and $11,330,000, respectively)	11,000	11,000,000
Total Value of Goldman Sachs & Co. (collateral value of $11,330,000)		11,000,000
HSBC Securities (USA), Inc., 0.08%, 11/03/14 (Purchased on 1/27/14 to be repurchased at $75,046,667, collateralized by various U.S. Treasury Obligations, 4.50% - 4.75%, due 2/15/37 - 5/15/38, original par and fair values of $59,055,800 and $76,500,363, respectively)	75,000	75,000,000
HSBC Securities (USA), Inc., 0.10%, 11/03/14 (Purchased on 1/27/14 to be repurchased at $20,015,556, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00%, due 2/15/16 - 5/15/37, original par and fair values of $20,913,750 and $20,403,503, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $96,903,866)		95,000,000
J.P. Morgan Securities LLC, 0.19%, 11/03/14 (Purchased on 5/15/13 to be repurchased at $40,113,367, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 0.50%, due 2/15/38 to 9/15/43, original par and fair values of $53,355,000 and $41,203,549, respectively)	40,000	40,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $41,203,549)		40,000,000
Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $38,000,317, collateralized by a U.S. Treasury Obligation, 0.13%, due 4/15/18, original par and fair values of $37,209,900 and $38,760,094, respectively)	$38,000	$38,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $40,000,400, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00%, due 3/25/44, original par and fair values of $42,275,586 and $42,800,000, respectively)	40,000	40,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $81,560,094)		78,000,000
Morgan Stanley & Co. LLC, 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $55,000,458, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% - 9.00%, due 12/19/14 to 9/01/44, original par and fair values of $96,597,458 and $56,224,270, respectively)	55,000	55,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $56,224,270)		55,000,000
TD Securities (USA) LLC, 0.09%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $28,000,210, collateralized by various U.S. Treasury Obligations, 0.38% - 5.50%, due 1/15/16 to 8/15/28, original par and fair values of $24,727,300 and $28,560,069, respectively)	28,000	28,000,000
TD Securities (USA) LLC, 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $14,000,117, collateralized by various U.S. Government Agency Obligations and a U.S. Treasury Obligation, 1.75% - 4.5%, due 9/30/19 - 1/01/41, original par and fair values of $32,186,664 and $14,390,573, respectively)	14,000	14,000,000
Total Value of TD Securities (USA) LLC (collateral value of $42,950,642)		42,000,000
Wells Fargo Securities, LLC, 0.10%, 11/03/14 (Purchased on 8/14/14 to be repurchased at $50,011,250, collateralized by a U.S. Government Sponsored Agency Obligation, 3.50%, due 10/01/44, original par and fair values of $49,567,766 and $51,500,000, respectively)	50,000	50,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $51,500,000)		50,000,000
Total Repurchase Agreements — 49.2%		671,000,000
Total Investments (Cost — $1,362,522,386*) — 100.0%		1,362,522,386
Other Assets Less Liabilities — 0.0%		279,917

Net Assets — 100.0%		$1,362,802,303

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Schedule of Investments (concluded)	FFI Government Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,362,522,386	—	$1,362,522,386
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $343,665 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2014.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	9

Schedule of Investments October 31, 2014 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.00% - 0.03%, 11/06/14	$228,540	$228,539,638
0.01% - 0.03%, 11/13/14	345,173	345,171,087
0.02%, 11/20/14	180,000	179,997,625
0.00% - 0.02%, 11/28/14	139,351	139,348,934
0.01% - 0.06%, 1/02/15	110,000	109,996,340
0.02% - 0.06%, 1/08/15	110,410	110,403,849
0.02%, 1/15/15	64,270	64,267,572
0.02%, 1/22/15	77,506	77,502,897
0.02%, 1/29/15	50,000	49,997,528
0.06%, 2/05/15	50,000	49,992,333
0.05%, 2/26/15	50,000	49,991,875
0.02% - 0.05%, 3/05/15	95,800	95,786,650
0.05%, 3/12/15	40,000	39,992,722
0.05%, 3/19/15	30,000	29,994,537
0.05%, 3/26/15	45,000	44,991,844
0.04%, 4/16/15	25,000	24,995,389
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.25%, 11/30/14	$70,825	$70,834,875
0.25%, 1/31/15	25,000	25,013,007
2.25%, 1/31/15	50,000	50,274,946
0.25%, 2/28/15	20,755	20,768,566
0.07%, 1/31/16 (b)	27,953	27,945,085
0.09%, 4/30/16 (b)	41,797	41,797,062
0.09%, 7/31/16 (b)	37,475	37,490,087
0.08%, 10/31/16 (b)	18,200	18,200,383
Total Investments (Cost — $1,933,294,831*) — 98.6%		1,933,294,831
Other Assets Less Liabilities — 1.4%		27,534,783

Net Assets — 100.0%		$1,960,829,614

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,933,294,831	—	$1,933,294,831
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $27,320,062 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2014.

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Statements of Assets and Liabilities

October 31, 2014 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund

Assets
Investments at value — from the applicable Master Portfolio[1,5]	$5,181,479,549	$1,908,238,474	$2,177,793,212	—
Investments at value — unaffiliated[2]	—	—	—	$691,522,386
Repurchase agreements at value[3]	—	—	—	671,000,000
Cash	—	—	—	343,665
Capital shares sold receivable	46,514,885	10,065,814	14,880,155	24,224,933
Interest receivable	—	—	—	82,855
Receivable from Manager	—	—	—	—
Prepaid expenses	36,966	40,028	28,007	26,303

Total assets	5,228,031,400	1,918,344,316	2,192,701,374	1,387,200,142

Liabilities
Capital shares redeemed payable	46,514,885	9,591,695	14,879,254	24,226,183
Administration fees payable	442,589	152,850	192,811	—
Income dividends payable	17,296	2,418	24,965	962
Investment advisory fees payable	—	—	—	46,246
Officer’s and Directors’ fees payable	1,078	232	636	5,767
Contributions payable to the Master Portfolio	—	474,119	901	—
Other accrued expenses payable	111,465	104,721	49,192	118,681

Total liabilities	47,087,313	10,326,035	15,147,759	24,397,839

Net Assets	$5,180,944,087	$1,908,018,281	$2,177,553,615	$1,362,802,303

Net Assets Consist of
Paid-in capital	$5,180,161,491	$1,907,880,866	$2,177,421,451	$1,362,781,142
Undistributed net investment income	14,099	5,645	5,036	2,494
Accumulated net realized gain	768,497	131,770	127,128	18,667

Net Assets, $1.00 net asset value per share[4]	$5,180,944,087	$1,908,018,281	$2,177,553,615	$1,362,802,303

[1] Investments at cost — from the applicable Master Portfolio	$5,181,479,549	$1,908,238,474	$2,177,793,212	—
[2] Investments at cost — unaffiliated	—	—	—	$691,522,386
[3] Repurchase agreements at cost	—	—	—	$671,000,000
[4] Shares Outstanding, unlimited shares authorized, par value $0.10 per share	5,180,161,491	1,907,880,866	2,177,421,451	1,362,781,142

[5] Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	11

Statements of Assets and Liabilities

October 31, 2014 (Unaudited)	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets
Investments at value — from the applicable Master Portfolio[1,5]	—	$1,387,190,192
Investments at value — unaffiliated[2]	$1,933,294,831	—
Repurchase agreements, at value[3]	—	—
Cash	27,320,062	—
Capital shares sold receivable	8,810,877	4,494,923
Interest receivable	383,773	—
Receivable from Manager	1,989	—
Prepaid expenses	29,553	23,983

Total assets	1,969,841,085	1,391,709,098

Liabilities
Capital shares redeemed payable	8,888,850	4,494,923
Administration fees payable	—	—
Income dividends payable	7	14,156
Investment advisory fees payable	—	—
Officer’s and Directors’ fees payable	8,418	160
Other accrued expenses payable	114,196	80,066

Total liabilities	9,011,471	4,589,305

Net Assets	$1,960,829,614	$1,387,119,793

Net Assets Consist of
Paid-in capital	$1,960,730,437	$1,386,928,123
Undistributed net investment income	949	5,394
Accumulated net realized gain	98,228	186,276

Net Assets, $1.00 net asset value per share[4]	$1,960,829,614	$1,387,119,793

[1] Investments at cost — from the applicable Master Portfolio	—	$1,387,190,192
[2] Investments at cost — unaffiliated	$1,933,294,831	—
[3] Repurchase agreements at cost	—	—
[4] Shares Outstanding, unlimited shares authorized, par value $0.10 per share	1,960,730,446	1,384,905,263

[5] Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Statements of Operations

Six Months Ended October 31, 2014 (Unaudited)	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund

Investment Income
Interest	$5,898	$4,468	—	$734,139
Net investment income allocated from the applicable Master Portfolio:[1]
Interest	6,981,930	2,057,277	$2,478,548	—
Expenses	(1,809,958)	(593,112)	(715,096)	—
Fees waived	—	32	36	—

Total income	5,177,870	1,468,665	1,763,488	734,139

Fund Expenses
Investment advisory	—	—	—	2,400,880
Administration	2,974,035	1,416,211	1,482,536	—
Transfer agent	199,916	200,744	55,844	104,604
Registration	33,538	35,402	43,577	42,441
Professional	40,756	21,344	24,564	32,108
Custodian	—	—	—	60,269
Accounting services	—	—	—	29,532
Officer and Directors	1,472	368	552	11,960
Printing	8,004	1,012	3,680	4,508
Miscellaneous	39,089	35,502	22,525	41,044

Total expenses	3,296,810	1,710,583	1,633,278	2,727,346
Less fees waived by Manager	—	—	—	(2,066,464)
Less fees waived and/or reimbursed by administrator	—	(525,783)	(301,953)	—
Less fees paid indirectly	—	—	—	(285)

Total expenses after fees waived and/or reimbursed and paid indirectly	3,296,810	1,184,800	1,331,325	660,597

Net investment income	1,881,060	283,865	432,163	73,542

Realized Gain
Net realized gain allocated from the applicable Master Portfolio[1]	277,054	33,209	40,020	—
Net realized gain from investments	—	—	—	4,933

Net Increase in Net Assets Resulting from Operations	$2,158,114	$317,074	$472,183	$78,475

[1] Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	13

Statements of Operations

Six Months Ended October 31, 2014 (Unaudited)	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income
Interest	$414,009	$3,362
Net investment income allocated from the applicable Master Portfolio:[1]
Interest	—	664,672
Expenses	—	(460,601)
Fees waived	—	206,553

Total income	414,009	413,986

Fund Expenses
Investment advisory	3,250,449	—
Administration	—	1,017,289
Transfer agent	112,608	118,956
Registration	47,723	32,611
Professional	33,856	22,816
Custodian	38,180	—
Accounting services	31,372	—
Officer and Directors	14,996	276
Printing	4,968	—
Miscellaneous	44,506	28,851

Total expenses	3,578,658	1,220,799
Less fees waived by Manager	(3,165,023)	—
Less fees reimbursed by administrator	—	(1,013,346)
Less fees paid indirectly	—	—

Total expenses after fees waived and/or reimbursed and paid indirectly	413,635	207,453

Net investment income	374	206,533

Realized Gain
Net realized gain allocated from the applicable Master Portfolio[1]	—	140,580
Net realized gain from investments	37,159	—

Net Increase in Net Assets Resulting from Operations	$37,533	$347,113

[1] Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations
Net investment income	$1,881,060	$6,336,321
Net realized gain	277,054	712,289

Net increase in net assets resulting from operations	2,158,114	7,048,610

Distributions to Shareholders From[1]
Net investment income	(1,881,060)	(6,336,321)
Net realized gain	(16,935)	—

Decrease in net assets resulting from distributions to shareholders	(1,897,995)	(6,336,321)

Capital Share Transactions
Proceeds from shares sold	13,289,847,078	28,619,951,490
Reinvestment of distributions	1,745,336	5,503,302
Cost of shares redeemed	(14,724,564,008)	(30,727,955,977)

Net decrease in net assets derived from capital share transactions	(1,432,971,594)	(2,102,501,185)

Net Assets
Total decrease in net assets	(1,432,711,475)	(2,101,788,896)
Beginning of period	6,613,655,562	8,715,444,458

End of period	$5,180,944,087	$6,613,655,562

Undistributed net investment income, end of period	$14,099	$14,099

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	15

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Institutional Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations
Net investment income	$283,865	$449,779
Net realized gain	33,209	123,993

Net increase in net assets resulting from operations	317,074	573,772

Distributions to Shareholders From[1]
Net investment income	(283,865)	(449,779)
Net realized gain	(1,937)	(168,595)

Decrease in net assets resulting from distributions to shareholders	(285,802)	(618,374)

Capital Share Transactions
Net proceeds from sale of shares	1,745,189,740	5,530,990,547
Reinvestment of distributions	263,096	567,429
Cost of shares redeemed	(1,769,040,058)	(5,777,579,471)

Net decrease in net assets derived from capital share transactions	(23,587,222)	(246,021,495)

Net Assets
Total decrease in net assets	(23,555,950)	(246,066,097)
Beginning of period	1,931,574,231	2,177,640,328

End of period	$1,908,018,281	$1,931,574,231

Undistributed net investment income, end of period	$5,645	$5,645

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Select Institutional Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations
Net investment income	$432,163	$1,340,987
Net realized gain	40,020	193,330

Net increase in net assets resulting from operations	472,183	1,534,317

Distributions to Shareholders From[1]
Net investment income	(432,163)	(1,340,987)
Net realized gain	(4,032)	(235,000)

Decrease in net assets resulting from distributions to shareholders	(436,195)	(1,575,987)

Capital Share Transactions
Net proceeds from sale of shares	9,823,983,771	28,229,156,335
Reinvestment of distributions	308,981	1,102,644
Cost of shares redeemed	(10,239,900,461)	(29,164,984,437)

Net decrease in net assets derived from capital share transactions	(415,607,709)	(934,725,458)

Net Assets
Total decrease in net assets	(415,571,721)	(934,767,128)
Beginning of period	2,593,125,336	3,527,892,464

End of period	$2,177,553,615	$2,593,125,336

Undistributed net investment income, end of period	$5,036	$5,036

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	17

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Government Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations
Net investment income	$73,542	$152,204
Net realized gain	4,933	21,140

Net increase in net assets resulting from operations	78,475	173,344

Distributions to Shareholders From[1]
Net investment income	(73,542)	(152,204)
Net realized gain	(612)	(17,883)

Decrease in net assets resulting from distributions to shareholders	(74,154)	(170,087)

Capital Share Transactions
Proceeds from shares sold	3,376,014,082	7,476,440,802
Reinvestment of distributions	66,011	155,125
Cost of shares redeemed	(3,679,646,623)	(7,661,542,760)

Net decrease in net assets derived from capital share transactions	(303,566,530)	(184,946,833)

Net Assets
Total decrease in net assets	(303,562,209)	(184,943,576)
Beginning of period	1,666,364,512	1,851,308,088

End of period	$1,362,802,303	$1,666,364,512

Undistributed net investment income, end of period	$2,494	$2,494

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Treasury Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations
Net investment income	$374	$951
Net realized gain	37,159	189,969

Net increase in net assets resulting from operations	37,533	190,920

Distributions to Shareholders From[1]
Net investment income	(374)	(951)
Net realized gain	(3,162)	(219,782)

Decrease in net assets resulting from distributions to shareholders	(3,536)	(220,733)

Capital Share Transactions
Proceeds from shares sold	1,474,443,549	5,591,587,580
Reinvestment of distributions	3,490	212,045
Cost of shares redeemed	(1,643,074,745)	(5,867,849,500)

Net decrease in net assets derived from capital share transactions	(168,627,706)	(276,049,875)

Net Assets
Total decrease in net assets	(168,593,709)	(276,079,688)
Beginning of period	2,129,423,323	2,405,503,011

End of period	$1,960,829,614	$2,129,423,323

Undistributed net investment income, end of period	$949	$949

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	19

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations
Net investment income	$206,533	$421,845
Net realized gain	140,580	162,858

Net increase in net assets resulting from operations	347,113	584,703

Distributions to Shareholders From[1]
Net investment income	(203,169)	(414,655)
Net realized gain	—	(122,322)

Decrease in net assets resulting from distributions to shareholders	(203,169)	(536,977)

Capital Share Transactions
Net proceeds from shares sold	4,406,619,555	7,693,494,203
Reinvestment of distributions	126,985	438,918
Cost of shares redeemed	(4,448,698,618)	(7,820,390,322)

Net decrease in net assets derived from capital share transactions	(41,952,078)	(126,457,201)

Net Assets
Total decrease in net assets	(41,808,134)	(126,409,475)
Beginning of period	1,428,927,927	1,555,337,402

End of period	$1,387,119,793	$1,428,927,927

Undistributed net investment income, end of period	$5,394	$2,030

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

20	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003		0.0008	0.0017	0.0012	0.0022	0.0028
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003		0.0008	0.0017	0.0012	0.0023	0.0028

Distributions from:[2]
Net investment income	(0.0003)		(0.0008)	(0.0017)	(0.0012)	(0.0022)	(0.0028)
Net realized gain	(0.0000)[3]		—	—	—	—	—

Total distributions	(0.0003)		(0.0008)	(0.0017)	(0.0012)	(0.0022)	(0.0028)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]
Based on net asset value	0.03%	[4]	0.08%	0.17%	0.12%	0.22%	0.28%

Ratio to Average Net Assets[5]
Total expenses	0.17%	[6]	0.17%	0.16%	0.16%	0.16%	0.18%

Net investment income	0.06%	[6]	0.08%	0.17%	0.12%	0.22%	0.29%

Supplemental Data
Net assets, end of period (000)	$5,180,944		$6,613,656	$8,715,444	$8,055,528	$11,284,540	$12,182,188

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	21

Financial Highlights	Funds For Institutions Series

	FFI Institutional Fund
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002		0.0003	0.0008	0.0006	0.0017	0.0023
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0001	0.0003	0.0000 [1]

Net increase from investment operations	0.0002		0.0003	0.0009	0.0007	0.0020	0.0023

Distributions from:[2]
Net investment income	(0.0002)		(0.0003)	(0.0008)	(0.0006)	(0.0017)	(0.0023)
Net realized gain	(0.0000)[3]		(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)	(0.0000)[3]

Total distributions	(0.0002)		(0.0003)	(0.0009)	(0.0007)	(0.0020)	(0.0023)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	[5]	0.03%	0.09%	0.06%	0.20%	0.23%

Ratio to Average Net Assets[6]
Total expenses	0.24%	[7]	0.24%	0.23%	0.23%	0.22%	0.24%

Total expenses after fees waived and/or reimbursed	0.19%	[7]	0.20%	0.23%	0.23%	0.22%	0.24%

Net investment income	0.03%	[7]	0.02%	0.08%	0.05%	0.17%	0.26%

Supplemental Data
Net assets, end of period (000)	$1,908,018		$1,931,574	$2,177,640	$2,620,183	$4,595,474	$6,783,683

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

22	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Financial Highlights	Funds For Institutions Series

	FFI Select Institutional Fund
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002		0.0005	0.0013	0.0010	0.0020	0.0027
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0002		0.0005	0.0014	0.0011	0.0021	0.0027

Distributions from:[2]
Net investment income	(0.0002)		(0.0005)	(0.0013)	(0.0010)	(0.0020)	(0.0027)
Net realized gain	(0.0000)[3]		(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]

Total distributions	(0.0002)		(0.0005)	(0.0014)	(0.0011)	(0.0021)	(0.0027)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	[5]	0.05%	0.14%	0.11%	0.21%	0.27%

Ratio to Average Net Assets[6]
Total expenses	0.21%	[7]	0.20%	0.19%	0.20%	0.18%	0.18%

Total expenses after fees waived and/or reimbursed	0.18%	[7]	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.04%	[7]	0.04%	0.13%	0.10%	0.21%	0.24%

Supplemental Data
Net assets, end of period (000)	$2,177,554		$2,593,125	$3,527,892	$2,888,885	$4,694,755	$4,395,901

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	23

Financial Highlights	Funds For Institutions Series

	FFI Government Fund
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001		0.0001	0.0001	0.0001	0.0005	0.0012
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001		0.0001	0.0001	0.0001	0.0005	0.0012

Distributions from:[2]
Net investment income	(0.0001)		(0.0001)	(0.0001)	(0.0001)	(0.0005)	(0.0012)
Net realized gain	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0000)[3]

Total distributions	(0.0001)		(0.0001)	(0.0001)	(0.0001)	(0.0007)	(0.0012)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	[5]	0.01%	0.01%	0.01%	0.07%	0.12%

Ratio to Average Net Assets
Total expenses	0.37%	[6]	0.36%	0.35%	0.33%	0.33%	0.34%

Total expenses after fees waived and paid indirectly	0.09%	[6]	0.10%	0.18%	0.15%	0.22%	0.23%

Net investment income	0.01%	[6]	0.01%	0.01%	0.01%	0.05%	0.12%

Supplemental Data
Net assets, end of period (000)	$1,362,802		$1,666,365	$1,851,308	$2,777,785	$3,035,880	$4,980,873

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

24	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Financial Highlights	Funds For Institutions Series

	FFI Treasury Fund
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0000		0.0001	0.0000	0.0000	0.0001	0.0001

Distributions from: [2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	(0.0000)[3]		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	—

Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%	0.00%	0.00%	0.01%	0.01%

Ratio to Average Net Assets
Total expenses	0.35%	[6]	0.34%	0.34%	0.33%	0.33%	0.34%

Total expenses after fees waived	0.04%	[6]	0.05%	0.10%	0.05%	0.16%	0.17%

Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,960,830		$2,129,423	$2,405,503	$2,682,068	$2,640,947	$4,672,003

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	25

Financial Highlights	Funds For Institutions Series

	FFI Institutional Tax-Exempt Fund
	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002		0.0003	0.0002	0.0003	0.0017	0.0028
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002		0.0004	0.0002	0.0003	0.0017	0.0028

Distributions from: [2]
Net investment income	(0.0002)		(0.0003)	(0.0002)	(0.0003)	(0.0017)	(0.0028)
Net realized gain	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)		(0.0004)	(0.0002)	(0.0003)	(0.0017)	(0.0028)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	[5]	0.04%	0.02%	0.03%	0.17%	0.28%

Ratio to Average Net Assets[6]
Total expenses	0.22%	[7]	0.24%	0.23%	0.23%	0.22%	0.23%

Total expenses after fees waived and/or reimbursed	0.07%	[7]	0.10%	0.21%	0.18%	0.22%	0.23%

Net investment income	0.03%	[7]	0.03%	0.02%	0.03%	0.18%	0.28%

Supplemental Data
Net assets, end of period (000)	$1,387,120		$1,428,928	$1,555,337	$2,928,969	$5,150,945	$10,793,962

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Notes to Financial Statements (Unaudited)	Funds For Institutions Series

1. Organization:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of October 31, 2014, the percentages of Master Premier Institutional Portfolio and Master Institutional Tax-Exempt Portfolio owned by Premier Institutional Fund and Institutional Tax-Exempt Fund were 100% and 100%, respectively. As of October 31, 2014, the percentages of Master Institutional Portfolio owned by Institutional Fund and Select Institutional Fund were 47% and 53%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Trust:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the applicable Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted on a trade date basis. The Feeder Funds record daily their proportionate share of the applicable Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	27

Notes to Financial Statements (continued)	Funds For Institutions Series

December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: Government Fund and Treasury Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. The Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Government and Treasury Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral. The liability reflects the Funds’ obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

BlackRock Advisors, LLC (the “Manager” or “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government and Treasury Funds pursuant to separate investment advisory agreements with the Trust, and as the Administrator to the Feeder Funds pursuant to an administration agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government and Treasury Funds. The Manager is responsible for the management of Government and Treasury Funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, these Funds pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335%
$750 Million — $1 Billion	0.320%
Greater than $1 Billion	0.300%

With respect to Government Fund and Treasury Fund, the Manager has contractually agreed to waive a portion of the investment advisory fees until September 1, 2015, so that the annual investment advisory fee rate for each Fund is 0.20% of the Fund’s average daily net assets. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund. These amounts are included in fees waived by Manager in the Statements of Operations. Prior to September 1, 2014, this waiver was voluntary.

28	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Notes to Financial Statements (continued)	Funds For Institutions Series

For the six months ended October 31, 2014, the following amounts were waived pursuant to this agreement:

Government Fund	$930,522
Treasury Fund	$1,213,711

The Manager and/or Administrator voluntarily agreed to waive a portion of its advisory and/or administration fees and/or reimburse operating expenses to enable Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund to maintain a minimum level of daily net investment income. This amount is included in or shown as fees waived by Manager or fees waived and/or reimbursed by administrator in the Statements of Operations.

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fees
Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator.

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and directors in the Statement of Operations.

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended April 30, 2014. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

6. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	29

Notes to Financial Statements (concluded)	Funds For Institutions Series

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Fund’s operations and return potential.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Master Portfolio Information as of October 31, 2014	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets
Commercial Paper	28%
Certificates of Deposit	28
Repurchase Agreements	22
Time Deposits	14
Corporate Notes	4
Municipal Bonds	2
U.S. Treasury Obligations	2

Total	100%

Master Institutional Portfolio	Percent of Net Assets
Commercial Paper	37%
Certificates of Deposit	20
Repurchase Agreements	20
Time Deposits	16
Corporate Notes	6
U.S. Treasury Obligations	1

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets
Variable Rate Demand Obligations	65%
Fixed Rate Notes	17
Tax-Exempt Commercial Paper	18

Total	100%

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	31

Schedule of Investments October 31, 2014 (Unaudited)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit (a)	Par (000)	Value
Yankee
Australia & New Zealand Banking Group Ltd., 0.22%, 2/25/15 (b)	$71,500	$71,500,000
Bank of Montreal, Chicago:
0.22%, 1/08/15 (b)	40,000	40,001,578
0.21%, 1/12/15	20,000	20,000,000
0.24%, 4/06/15	40,000	40,000,000
1.00%, 8/27/15 (b)	30,000	30,000,000
Bank of Nova Scotia, Houston:
0.26%, 11/06/14 (b)	15,000	15,000,000
0.25%, 4/06/15	60,000	60,000,000
0.23%, 5/08/15 (b)	25,000	25,000,000
Canadian Imperial Bank of Commerce, New York: (b)
0.23%, 5/20/15	20,000	20,000,000
0.22%, 6/17/15	50,000	50,000,000
0.25%, 8/21/15	15,600	15,599,374
Credit Industriel et Commercial, New York:
0.32%, 11/17/14	10,000	10,000,000
0.30%, 1/02/15	30,000	30,000,000
0.30%, 1/15/15	20,000	20,000,000
0.30%, 4/08/15	10,000	10,000,000
0.30%, 4/16/15	18,000	18,000,000
HSBC Bank PLC, 0.23%, 8/05/15 (b)(c)	22,000	22,000,000
KBC Bank NV:
0.12%, 11/05/14	49,000	49,000,000
0.12%, 11/06/14	49,000	49,000,000
Mitsubishi UFJ Trust and Banking Corp., 0.25%, 12/12/14	8,000	8,000,000
Mizuho Bank Ltd., New York, 0.25%, 4/14/15	25,000	25,000,000
National Australia Bank Ltd., New York, 0.22%, 7/24/15 (b)	29,500	29,500,000
National Bank of Canada, New York:
0.26%, 12/19/14	24,000	24,000,000
0.31%, 1/09/15 (b)	53,000	53,000,000
0.27%, 7/24/15 (b)	46,000	46,000,000
Natixis, New York, 0.25%, 2/02/15	50,000	50,000,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	15,000	15,000,000
Rabobank Nederland NV, New York: (b)
0.23%, 2/09/15	35,000	35,000,000
0.28%, 4/14/15	49,000	49,000,000
0.27%, 9/16/15	62,000	62,000,000
Certificates of Deposit (a)	Par (000)	Value
Yankee (concluded)
Royal Bank of Canada, New York,
0.26%, 1/13/15 (b)	29,000	29,000,000
Societe Generale, New York, 0.25%, 2/02/15	31,000	31,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 1/02/15	33,000	33,000,000
0.27%, 1/16/15	22,000	21,999,072
0.25%, 2/02/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.:
0.22%, 11/03/14	15,000	15,000,000
0.23%, 1/15/15	25,000	25,000,000
0.23%, 1/22/15	25,000	25,000,000
Toronto-Dominion Bank, New York:
0.25%, 11/06/14	23,000	23,000,000
0.23%, 4/15/15 (b)	38,000	38,000,000
0.25%, 9/04/15 (b)	35,000	35,000,000
0.24%, 10/06/15 (b)	20,000	20,000,000
UBS AG, Stamford, 0.24%, 1/05/15 (e)	40,000	40,000,000
Wells Fargo Bank NA: (b)
0.26%, 2/17/15	35,000	35,000,000
0.24%, 7/01/15	30,000	30,000,000
0.26%, 9/08/15	30,000	30,000,000
Total Certificates of Deposit — 27.9%		1,447,600,024

Commercial Paper
Alpine Securitization Corp.:
0.26%, 1/12/15 (d)	25,000	24,987,000
0.30%, 2/12/15	25,000	25,000,000
ASB Finance Ltd., 0.23%, 2/19/15 (a)	15,000	15,000,000
Aspen Funding Corp., 0.27%, 11/03/14 (d)	30,000	29,999,550
Australia & New Zealand Banking Group Ltd. (a):
0.22%, 11/26/14	45,000	45,000,000
0.22%, 3/05/15	14,000	14,000,000
Bank of Nederlandse Gemeenten, 0.21%, 2/13/15 (c)(d)	30,000	29,981,800
Bank of Nova Scotia, 0.25%, 2/10/15 (c)(d)	10,000	9,993,126
Bedford Row Funding Corp.:
0.26%, 1/09/15 (a)	50,000	50,000,000
0.26%, 4/14/15 (d)	24,000	23,971,573
Caisse des Depots et Consignations, 0.22%, 2/13/15 (d)	25,000	24,984,111
Ciesco LLC, 0.25%, 3/04/15 (d)	30,000	29,974,375

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
BAN	Bond Anticipation Notes	LOC	Letter of Credit
COP	Certificates of Participation	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family
EDA	Economic Development Authority	MTN	Medium Term Note
EDC	Economic Development Corp.	P-FLOATS	Puttable Floating Rate Securities
FLOATS	Floating Rate Securities	PUTTERS	Puttable Tax-Exempt Receipts
GO	General Obligation Bonds	RB	Revenue Bonds
HDA	Housing Development Authority	SBPA	Stand-by Bond Purchase Agreements
HFA	Housing Finance Agency	S/F	Single-Family
HRB	Housing Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TECP	Tax-Exempt Commercial Paper
IDB	Industrial Development Board	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Collateralized Commercial Paper Co. LLC (d):
0.30%, 1/15/15	$25,000	$24,984,375
0.29%, 2/20/15	30,000	29,973,175
0.39%, 5/21/15	17,935	17,895,947
Commonwealth Bank of Australia (a):
0.24%, 2/06/15	37,000	37,000,000
0.22%, 3/19/15 (c)	25,000	25,000,000
0.23%, 5/11/15 (c)	25,000	25,000,000
0.23%, 5/18/15	25,000	25,001,898
0.24%, 10/23/15	10,000	10,000,000
CPPIB Capital, Inc. (d):
0.30%, 2/09/15	38,400	38,368,000
0.30%, 3/26/15	25,000	24,969,792
DBS Bank Ltd. (d):
0.23%, 3/03/15	20,000	19,984,411
0.23%, 3/26/15	15,000	14,986,104
0.23%, 4/01/15	15,000	14,985,529
DBS Bank, Ltd., 0.23%, 1/28/15 (d)	15,000	14,991,567
HSBC Bank PLC (a):
0.25%, 11/19/14	25,000	25,000,000
0.22%, 5/08/15	22,000	22,000,000
0.23%, 7/08/15 (c)	18,000	18,000,000
Kells Funding LLC (a):
0.24%, 1/09/15 (c)	50,000	50,000,000
0.24%, 4/23/15 (c)	15,000	15,000,000
0.24%, 6/19/15	35,000	35,000,000
0.24%, 9/22/15 (c)	10,000	9,999,036
LMA Americas LLC (d):
0.25%, 11/21/14	40,000	39,994,445
0.25%, 11/24/14	27,000	26,995,688
Macquarie Bank Ltd.:
0.31%, 1/09/15 (d)	10,000	9,994,058
0.32%, 2/19/15 (d)	15,000	14,985,333
0.33%, 3/03/15 (a)	12,500	12,503,225
0.22%, 4/09/15 (d)	20,500	20,471,027
Mizuho Funding LLC (d):
0.22%, 1/06/15 (c)	45,000	44,981,850
0.24%, 1/23/15	46,390	46,364,331
National Austalia Funding Delaware, Inc., 0.23%, 8/11/15 (a)(c)	50,000	50,000,000
Natixis, New York, 0.05%, 11/03/14 (d)	1,700	1,699,993
Nederlandse Waterschapsbank NV, 0.22%, 7/09/15 (a)	15,000	15,000,000
Nordea Bank AB (d):
0.21%, 1/13/15	17,415	17,407,584
0.22%, 3/13/15 (c)	30,000	29,975,800
Old Line Funding LLC, 0.22%, 2/09/15 (d)	20,075	20,062,732
Rabobank USA Financial Corp., 0.21%, 1/09/15 (d)	25,000	24,989,938
Skandin Enskilda Banken AG, 0.26%, 3/03/15 (c)(d)	25,000	24,977,972
Sumitomo Mitsui Banking Corp., 0.20%, 1/06/15 (c)(d)	22,000	21,991,933
United Overseas Bank Ltd. (d):
0.23%, 1/22/15 (c)	10,000	9,994,761
0.23%, 2/05/15 (c)	30,000	29,981,600
0.25%, 3/17/15	35,000	34,967,606
Westpac Banking Corp.:
0.30%, 1/02/15 (d)	40,000	39,979,333
0.30%, 4/09/15 (a)(c)	52,000	52,000,000
0.23%, 7/31/15 (a)(c)	55,000	55,000,000
Total Commercial Paper — 28.3%		1,465,350,578
Corporate Notes	Par (000)	Value
HSBC Bank PLC, 0.33%, 6/28/15 (c)	49,874	50,907,595
National Australia Bank Ltd.:
0.31%, 3/02/15 (c)	20,000	20,227,211
MTN, 0.36%, 3/09/15	13,715	13,793,413
Sumitomo Mitsui Banking Corp., 0.28%, 1/12/15 (c)	25,500	25,581,195
Svenska Handelsbanken AB, 0.28%, 4/15/15 (a)(c)	63,400	63,400,000
UBS AG:
0.31%, 1/15/15	7,675	7,730,697
0.31%, 1/23/15 (c)	12,381	12,424,793
Total Corporate Notes — 3.8%		194,064,904

Municipal Bonds (e)
New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 0.03%, 11/07/14	24,150	24,150,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.04%, 11/07/14	6,975	6,975,000
New York State HFA, RB, VRDN, 1500 Lexington Avenue, Series A (Fannie Mae), 0.06%, 11/07/14	33,600	33,600,000
State of California, GO, Refunding FLOATS, VRDN, Series 2661 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.08%, 11/07/14 (c)(f)	39,270	39,269,500
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.06%, 11/07/14	11,760	11,760,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.10%, 11/07/14	2,355	2,355,000
Total Municipal Bonds — 2.3%		118,109,500

Time Deposits
Skandinaviska Enskilda Banken AB, 0.05%, 11/03/14	100,000	100,000,000
Natixis, New York, 0.05%, 11/03/14	161,000	161,000,000
Svenska Handelsbanken AB, 0.05%, 11/03/14	100,000	100,000,000
ING Bank NV, 0.10%, 11/05/14	85,000	85,000,000
DNB Bank ASA, 0.05%, 11/03/14	150,000	150,000,000
Credit Agricole Corporate & Investment Bank, 0.09%, 11/03/14	100,000	100,000,000
Total Time Deposits — 13.4%		696,000,000

U.S. Treasury Obligations
U.S. Treasury Bills (d):
0.13%, 11/13/14	25,000	24,998,892
0.12%, 3/05/15	50,000	49,979,333
U.S. Treasury Notes, 0.09%, 4/30/16 (a)	35,000	35,000,000
Total U.S. Treasury Obligations — 2.1%		109,978,225

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	33

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $50,000,333, collateralized by a U.S. Treasury Obligation, 1.38% due 2/15/44, original par and fair values of $44,983,960 and $51,000,011 respectively) (g)	$50,000	$50,000,000
Citigroup Global Markets, Inc., 0.61%, 12/05/14 (Purchased on 10/31/14 to be repurchased at $164,597,558, collateralized by various Corporate/Debt Obligations, 0.39% to 10.00%, due 6/15/15 to 5/10/63, original par and fair values of $830,429,905 and $176,785,982, respectively) (e)	164,500	164,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $227,785,993)		214,500,000
Credit Suisse Securities (USA) LLC, 0.40%, 11/03/14 (Purchased on 10/17/14 to be repurchased at $75,014,167, collateralized by a Corporate/Debt Obligation, 6.00% due 12/25/65, original par and fair values of $98,365,000 and $90,003,977, respectively)	75,000	75,000,000
Credit Suisse Securities (USA) LLC, 0.50%, 12/05/14 (Purchased on 10/31/14 to be repurchased at $40,019,444, collateralized by various U.S. Government Sponsored Agency Obligations, 4.80% to 8.90% due 2/16/33 to 5/15/44, original par and fair values of $220,174,543 and $43,478,648 respectively) (e)	40,000	40,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $133,482,625)		115,000,000
Deutsche Bank Securities, Inc., 0.15%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $50,000,625, collateralized by various U.S. Treasury Obligations, 0.00% to 2.88% due 10/15/17 to 5/15/43, original par and fair values of $50,621,599 and $51,000,018 respectively) (g)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.38%, 11/07/14 (Purchased on 10/31/2014 to be repurchased at $130,009,606, collateralized by various Corporate/Debt Obligations, 0.50% to 10.00%, due 6/09/16 to 11/01/31, original par and fair values of $146,120,153 and $155,973,592, respectively) (e)	130,000	130,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $206,973,610)		180,000,000
Federal Reserve Bank of New York, 0.05%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $325,001,354, collateralized by a U.S. Treasury Obligation, 3.13% due 2/15/42, original par and fair values of $316,263,500 and $325,001,457, respectively)	325,000	325,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $325,001,457)		325,000,000
Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.15%, 11/06/14 (Purchased on 10/30/14 to be repurchased at $80,002,333, collateralized by various U.S. Government Sponsored Agency Obligations, 2.25% to 5.77%, due 3/25/33 to 11/01/43, original par and fair values of $105,942,214 and $84,849,048, respectively)	80,000	80,000,000
Total Value of Goldman Sachs & Co. (collateral value of $84,849,048)		80,000,000
J.P. Morgan Securities LLC, 0.48%, 1/30/15 (Purchased on 10/31/14 to be repurchased at $15,018,200, collateralized by various Corporate/Debt Obligations, 0.73% to 8.13% due 1/12/15 to 2/01/41, original par and fair values of $14,588,016 and $15,752,589 respectively) (e)	15,000	15,000,000
J.P. Morgan Securities LLC, 0.13%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $20,000,217, collateralized by various Corporate/Debt Obligations, 0.00% due 11/14/06 to 1/15/15, original par and fair values of $21,409,000 and $21,404,442 respectively)	20,000	20,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $37,157,031)		35,000,000
Mizuho Securities USA, Inc., 0.28%, 11/03/14 (Purchased on 3/4/13 to be repurchased at $75,355,250, collateralized by various Corporate/Debt Obligations and various U.S. Government Agency Obligations, 0.00% to 8.50%, due 8/20/25 to 12/25/43, original par and fair values of $515,878,078 and $84,120,052, respectively) (e)	75,000	75,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $84,120,052)		75,000,000
RBC Capital Markets LLC, 0.12%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $40,000,400, collateralized by various Corporate/Debt Obligations, 0.00% to 8.88% due 5/09/16 to 7/15/44, original par and fair values of $38,638,208 and $42,000,000 respectively)	40,000	40,000,000
RBC Capital Markets LLC, 0.13%, 11/03/14 (Purchased on 6/12/14 to be repurchased at $31,016,120, collateralized by various Corporate/Debt Obligations, 0.00% to 9.00% due 7/29/16 to 7/15/44, original par and fair values of $30,681,215 and $32,550,000 respectively)	31,000	31,000,000
RBC Capital Markets LLC, 0.13%, 11/03/14 (Purchased on 3/28/14 to be repurchased at $11,008,739, collateralized by various Corporate/Debt Obligations, 0.00% due 11/20/14 to 3/09/15, original par and fair values of $11,553,938 and $11,550,000 respectively)	11,000	11,000,000
Total Value of RBC Capital Markets LLC (collateral value of $86,100,000)		82,000,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Schedule of Investments (concluded)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.29%, 11/03/14 (Purchased on 12/17/13 to be repurchased at $9,023,273, collateralized by various Corporate/Debt Obligations, 0.62% to 9.70% due 4/14/15 to 12/31/49, original par and fair values of $9,080,557 and $9,827,011 respectively)	$9,000	$9,000,000
Total Value of SG Americas Securities LLC (collateral value of $9,827,011)		9,000,000
Wells Fargo Securities, LLC, 0.25%, 11/03/14 (Purchased on 8/05/14 to be repurchased at $18,011,250, collateralized by various Corporate/Debt Obligations, 3.13% to 4.63% due 11/20/38 to 5/15/46, original par and fair values of $19,697,257 and $19,260,001 respectively)	18,000	18,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.48%, 12/15/14 (Purchased on 9/16/14 to be repurchased at $15,018,000, collateralized by various Corporate/Debt Obligations, 0.69 to 6.35% due 12/25/34 to 10/15/38, original par and fair values of $184,354,730 and $16,050,001 respectively)	15,000	15,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $35,310,002)		33,000,000
Total Repurchase Agreements — 22.2%		1,148,500,000
Total Investments (Cost — $5,179,603,231*) — 100.0%		5,179,603,231
Other Assets Less Liabilities — 0.0%		1,876,318

Net Assets — 100.0%		$5,181,479,549

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g)	Traded in a joint account.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$5,179,603,231	—	$5,179,603,231
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $445,446 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months- ended October 31, 2014.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	35

Schedule of Investments October 31, 2014 (Unaudited)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit (a) — 20.4%	Par (000)	Value
Yankee — 20.4%
Bank of Montreal, Chicago:
0.20%, 1/08/15 (b)	$15,000	$15,000,592
0.21%, 1/12/15	35,000	35,000,000
0.19%, 2/17/15	35,000	35,000,000
1.00%, 8/27/15 (b)	20,000	20,000,000
Bank of Nova Scotia, Houston (b):
0.26%, 11/06/14	10,000	10,000,000
0.23%, 5/08/15	40,000	40,000,000
Canadian Imperial Bank of Commerce, NY (b):
0.22%, 6/17/15	20,000	20,000,000
0.25%, 8/21/15	10,715	10,714,570
Credit Industriel et Commercial, NY:
0.32%, 11/17/14	7,000	7,000,000
0.30%, 1/02/15	15,000	15,000,000
0.30%, 1/15/15	15,000	15,000,000
0.30%, 4/08/15	10,000	10,000,000
0.30%, 4/16/15	15,000	15,000,000
HSBC Bank PLC, 0.23%, 8/05/15 (b)(c)	18,000	18,000,000
KBC Bank NV:
0.12%, 11/05/14	38,000	38,000,000
0.12%, 11/06/14	37,000	37,000,000
Mitsubishi UFJ Trust and Banking Corp., 0.25%, 12/12/14	22,000	22,000,000
National Australia Bank Ltd., NY, 0.22%, 7/24/15 (b)	20,000	20,000,000
National Bank of Canada, NY:
0.26%, 12/19/14	16,500	16,500,000
Nordea Bank Finland PLC, NY, 0.24%, 2/17/15	25,000	25,000,000
Oversea Chinese Banking, Corp. Ltd., 0.23%, 2/27/15	14,000	14,000,000
Rabobank Nederland NV, NY (b):
0.23%, 2/09/15	5,400	5,400,000
0.28%, 4/14/15	16,000	16,000,000
Royal Bank of Canada, NY (b):
0.26%, 12/05/14	15,000	15,000,000
0.26%, 12/11/14	15,000	15,000,000
0.26%, 1/13/15	23,000	23,000,000
Societe Generale, NY, 0.25%, 2/02/15	23,000	23,000,000
State Street Bank & Trust (b):
0.28%, 10/01/15	12,000	12,000,000
0.28%, 10/23/15	10,000	10,000,000
Sumitomo Mitsui Banking Corp., NY:
0.25%, 1/02/15	17,000	17,000,000
0.27%, 1/16/15	15,000	14,999,367
0.25%, 2/02/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd.:
0.22%, 11/21/14	25,000	25,000,000
0.23%, 1/22/15	25,000	25,000,000
Toronto-Dominion Bank, NY:
0.25%, 11/06/14	16,000	16,000,000
0.25%, 9/04/15 (b)	30,000	30,000,000
0.24%, 10/06/15 (b)	35,000	35,000,000
UBS AG, Stamford, 0.24%, 1/05/15 (b)(f)	20,000	20,000,000
Wells Fargo Bank NA (b):
0.26%, 2/17/15	25,000	25,000,000
0.24%, 7/01/15	20,000	20,000,000
0.24%, 7/10/15	25,000	25,000,000
Total Certificates of Deposit — 20.4%		835,614,529
Commercial Paper — 37.1%	Par (000)	Value
Alpine Securitization Corp., 0.30%, 2/12/15	40,000	40,000,000
Antalis US Funding Corp., 0.23%, 1/06/15 (d)	18,000	17,992,410
ASB Finance Ltd., 0.23%, 2/19/15 (b)	10,000	10,000,000
Australia & New Zealand Banking Group Ltd. (b):
0.22%, 11/26/14	30,000	30,000,000
0.22%, 3/05/15	11,000	11,000,000
Bank of Nederlandse Gemeenten (d):
0.21%, 12/01/14	55,000	54,990,375
0.21%, 2/13/15 (c)	19,000	18,988,473
0.21%, 2/27/15	25,000	24,982,792
Bank of Nova Scotia (d):
0.22%, 2/05/15	25,000	24,985,333
0.25%, 2/10/15 (c)	30,000	29,979,379
Barclays Bank PLC, 0.65%, 12/10/14 (b)(c)(f)	50,000	50,000,000
Barton Capital LLC., 0.19%, 1/05/15 (d)	35,000	34,987,993
Bedford Row Funding Corp., 0.26%, 4/14/15 (d)	15,000	14,982,233
Cafco LLC (d):
0.24%, 1/05/15	25,000	24,989,167
0.25%, 2/02/15	15,000	14,990,312
Caisse des Depots et Consignations (d):
0.21%, 2/03/15	25,000	24,986,292
0.22%, 2/13/15	15,000	14,990,467
Ciesco LLC, 0.25%, 3/04/15 (d)	20,000	19,982,917
Collateralized Commercial Paper Co. LLC (d):
0.30%, 3/16/15	20,000	19,977,500
0.39%, 5/21/15	12,700	12,672,346
0.40%, 7/07/15	25,000	24,931,111
Commonwealth Bank of Australia (b):
0.22%, 11/17/14	12,000	12,000,000
0.23%, 11/20/14	12,000	12,000,000
0.24%, 2/06/15	28,000	28,000,000
0.23%, 5/11/15 (c)	18,500	18,500,000
0.24%, 10/23/15	15,000	15,000,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (d)	27,000	26,977,500
DBS Bank Ltd. (d):
0.23%, 3/03/15	30,000	29,976,617
0.23%, 3/26/15	10,000	9,990,736
0.23%, 4/01/15	30,000	29,971,058
DNB Bank ASA, 0.24%, 11/12/14 (c)(d)	13,250	13,249,028
HSBC Bank PLC (b):
0.22%, 5/08/15	15,000	15,000,000
0.23%, 7/08/15 (c)	12,000	12,000,000
ING US Funding LLC, 0.23%, 11/03/14 (d)	30,000	29,999,617
Kells Funding LLC (b):
0.21%, 3/27/15	50,000	50,006,931
0.22%, 4/16/15 (c)	30,000	30,003,931
0.24%, 4/29/15	15,000	15,000,000
0.24%, 9/25/15 (c)	10,000	9,999,093
Macquarie Bank Ltd. (d):
0.32%, 2/19/15	11,000	10,989,244
0.32%, 3/02/15 (c)	18,000	17,980,640
Manhattan Asset Fund Co, LLC:
0.14%, 11/03/14	12,000	11,999,907
Mizuho Funding LLC (d):
0.19%, 1/06/15 (c)	35,000	34,987,065
0.22%, 1/06/15 (c)	22,000	21,991,870
National Austalia Funding Delaware, Inc., 0.23%, 8/11/15 (b)(c)	38,500	38,500,000
National Australia Funding, 0.22%, 3/10/15 (b)(c)	20,000	20,000,000

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Nederlandse Waterschapsbank NV (b):
0.23%, 11/03/14	$25,000	$25,000,000
0.23%, 12/05/14	20,000	20,000,000
0.22%, 7/09/15	15,000	15,000,000
0.24%, 10/01/15	37,000	37,000,000
Nordea Bank AB, 0.21%, 1/13/15 (d)	25,000	24,989,608
Old Line Funding LLC (d):
0.22%, 1/16/15	15,000	14,993,033
Old Line Funding LLC (d):
0.22%, 2/09/15	18,000	17,989,000
Rabobank USA Financial Corp., 0.22%, 2/17/15 (d)	20,000	19,986,800
Starbird Funding Corp. (d):
0.23%, 12/02/14	20,000	19,996,039
0.23%, 12/09/14	35,000	34,991,503
Sumitomo Mitsui Banking Corp., 0.20%, 1/06/15 (c)(d)	53,000	52,980,567
Thunder Bay Funding LLC, 0.22%, 2/03/15 (d)	18,000	17,989,660
United Overseas Bank Ltd. (d):
0.20%, 12/01/14	20,000	19,996,667
0.23%, 1/22/15 (c)	15,000	14,992,142
0.23%, 2/05/15 (c)	20,000	19,987,733
0.25%, 3/17/15	25,000	24,976,861
Westpac Banking Corp.:
0.30%, 1/02/15 (d)	60,000	59,969,000
0.30%, 4/09/15 (b)(c)	23,000	23,000,000
0.23%, 7/31/15 (b)(c)	20,000	20,000,000
Total Commercial Paper — 37.1%		1,518,370,950

Corporate Notes — 5.5%
Bank of Nova Scotia, 0.25%, 1/12/15	5,577	5,594,423
Commonwealth Bank of Australia (b):
0.21%, 3/30/15 (c)	28,500	28,608,278
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.28% - 0.29%, 1/22/15 (c)	32,400	32,657,376
HSBC Bank PLC, 0.33%, 6/28/15 (c)	10,000	10,207,815
National Australia Bank Ltd.:
0.31%, 3/02/15 (c)	10,000	10,113,606
0.32% - 0.36%, 3/09/15	17,400	17,500,851
Nordea Bank AB (c):
0.29%, 11/13/14	24,025	24,051,929
0.27%, 3/20/15	16,195	16,317,781
National Bank of Canada, NY:
0.27%, 7/24/15 (b)	22,000	22,000,000
Sumitomo Mitsui Banking Corp., 0.28%, 1/12/15 (c)	16,000	16,050,946
Svenska Handelsbanken AB, 0.28%, 4/15/15 (b)(c)	40,200	40,200,000
Total Corporate Notes — 5.5%		223,303,005

Municipal Bonds — 0.3%
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.05%, 11/07/14 (e)	11,750	11,750,000
Credit Agricole Corporate & Investment Bank, 0.09%, 11/03/14	$50,000	$50,000,000
DNB Bank ASA, 0.05%, 11/03/14	150,000	150,000,000
ING Bank NV, 0.10%, 11/05/14	63,000	63,000,000
Natixis, NY, 0.05%, 11/03/14	156,000	156,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 11/03/14	125,000	125,000,000
Svenska Handelsbanken AB, 0.05%, 11/03/14	100,000	100,000,000
Total Time Deposits — 15.8%		644,000,000

U.S. Government Sponsored Agency Obligations — 0.2%
Federal Farm Credit Bank, 0.14%, 12/10/15 (b)	10,000	10,006,777

U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills (d):
0.12%, 3/05/15	25,000	24,989,667
0.11%, 6/25/15	12,000	11,991,110
Total U.S. Treasury Obligations — 0.9%		36,980,777

Repurchase Agreements — 19.8%
Citigroup Global Markets, Inc., 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $25,000,167, collateralized by a U.S. Treasury Obligation, 1.38%, due 2/15/14, original par and fair value of $22,491,980 and $25,500,006, respectively) (e)	25,000	25,000,000
Total Value of Citigroup Global Markets, Inc., (collateral value of $25,500,006)		25,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 11/03/14 (Purchased on 8/04/14 to be repurchased at $10,008,342, collateralized by various U.S. Government Sponsored Agency Obligations, 0.59% to 0.84%, due 5/16/51 to 5/16/55, original par and fair value of $176,013,000 and $11,100,069, respectively)	10,000	10,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 11/03/14 (Purchased on 10/17/14 to be repurchased at $67,212,693, collateralized by various Corporate Debt/Obligations, 0.00% to 6.00%, due 11/26/18 to 12/25/65, original par and fair value of $568,450,292 and $80,643,832, respectively)	67,200	67,200,000
Credit Suisse Securities (USA) LLC, 0.50%, 12/05/14 (Purchased on 10/31/14 to be repurchased at $25,012,153, collateralized by various U.S. Government Sponsored Agency Obligations, 5.80% to 6.80%, due 4/15/28 to 5/15/44, original par and fair value of $350,996,398 and $27,750,166, respectively) (f)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $119,494,067)		102,200,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	37

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.15%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $25,000,312, collateralized by U.S. Treasury Obligations, 0.00% to 2.88%, due 10/15/17 to 5/15/43, original par and fair value of $25,310,800 and $25,500,009, respectively) (e)	$25,000	$25,000,000
Deutsche Bank Securities, Inc., 0.38%, 11/07/14 (Purchased on 10/31/14 to be repurchased at $53,003,916, collateralized by various Corporate Debt/Obligations, 0.50% to 10.00%, due 6/09/16 to 3/01/30, original par and fair value of $62,160,468 and $63,166,412, respectively) (f)	53,000	53,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $88,666,421 )		78,000,000
Federal Reserve Bank of New York, 0.05%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $350,001,458, collateralized by a U.S. Treasury Obligation, 3.13% due 2/15/42, original par and fair value of $340,591,400 and $350,001,505, respectively)	350,000	350,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $350,001,505)		350,000,000
HSBC Securities (USA) Inc., 0.17%, 11/03/14 (Purchased on 5/09/14 to be repurchased at $25,021,014, collateralized by various Corporate Debt/Obligations, 0.52% to 5.30%, due 11/16/15 to 9/11/24, original par and fair value of $29,741,00 and $26,751,083, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA) Inc., (collateral value of $26,751,083)		25,000,000
J.P. Morgan Securities LLC, 0.13%, 11/03/14 (Purchased on 1/31/14 to be repurchased at $25,024,917, collateralized by various Corporate Debt/Obligations, 0.00% to 0.53%, due 11/13/14 to 5/16/16, original par and fair value of $26,251,000 and $26,253,000, respectively)	25,000	25,000,000
J.P. Morgan Securities LLC, 0.53%, 11/18/14 (Purchased on 1/31/14 to be repurchased at $40,422,438, collateralized by various Corporate Debt/Obligations, 0.51% to 8.50%, due 11/15/14 to 9/15/43, original par and fair value of $41,700,354 and $43,072,332, respectively)	40,250	40,250,000
J.P. Morgan Securities LLC, 0.48%, 01/30/15 (Purchased on 10/31/14 to be repurchased at $30,001,200, collateralized by various Corporate Debt/Obligations, 0.73% to 8.13%, due 1/12/15 to 4/01/44, original par and fair value of $29,304,208 and $31,503,196, respectively) (f)	30,000	30,000,000
Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.48%, 1/30/15 (Purchased on 10/31/14 to be repurchased at $12,000,480, collateralized by various Corporate Debt/Obligations, 0.73% to 8.25%, due 1/12/15 to 2/01/41, original par and fair value of $11,444,436 and $12,601,672, respectively) (f)	12,000	12,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $113,430,200)		107,250,000
RBC Capital Markets LLC, 0.12%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $22,000,220, collateralized by various Corporate Debt/Obligations, 0.00% to 9.00%, due 9/28/15 to 7/15/44, original par and fair value of $21,646,915 and $23,100,001, respectively)	22,000	22,000,000
RBC Capital Markets LLC, 0.13%, 11/03/14 (Purchased on 06/12/14 to be repurchased at $27,014,040, collateralized by various Corporate Debt/Obligations, 0.68% to 9.00%, due 07/29/16 to 7/15/44, original par and fair value of $24,565,430 and $28,350,000, respectively)	27,000	27,000,000
RBC Capital Markets LLC, 0.13%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $7,000,076, collateralized by various Corporate Debt/Obligations, 0.00%, due 11/20/14 to 3/09/15, original par and fair value of $7,351,033 and $7,350,001, respectively) (f)	7,000	7,000,000
Total Value of RBC Capital Markets LLC (collateral value of $58,800,002)		56,000,000
SG Americas Securities LLC, 0.29%, 11/03/14 (Purchased on 12/17/13 to be repurchased at $7,018,101, collateralized by various Corporate Debt/Obligations, 0.62% to 9.25%, due 04/14/15 to 12/31/49, original par and fair value of $7,037,387 and $7,984,310, respectively)	7,000	7,000,000
SG Americas Securities LLC, 0.31%, 11/03/14 (Purchased on 2/07/14 to be repurchased at $14,032,429, collateralized by various Corporate Debt/Obligations, 0.62% to 12.75%, due 01/15/15 to 12/31/49, original par and fair value of $14,862,984 and $15,747,768, respectively)	14,000	14,000,000
Total Value of SG Americas Securities LLC (collateral value of 23,732,078)		21,000,000
UBS Securities LLC, 0.23%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $25,000,479, collateralized by various Corporate Debt/Obligations, 0.00% to 12.63%, due 7/15/16 to 1/01/28, original par and fair value of $37,366,433 and $29,671,911, respectively)	25,000	25,000,000
Total Value of UBS Securities LLC, (collateral value of $29,671,911)		25,000,000

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Schedule of Investments (concluded)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.25%, 11/03/14 (Purchased on 8/05/14 to be repurchased at $13,008,125 collateralized by various Corporate/Debt Obligations 0.69% to 4.63%, due 12/25/34 to 2/20/39, original par and fair value of $127,815,027 and $13,910,000, respectively)	$13,000	$13,000,000
Wells Fargo Securities, LLC, 0.48%, 12/15/14 (Purchased on 9/16/14 to be repurchased at $5,006,000 collateralized by a Corporate/Debt Obligation, 6.35%, due 10/15/38, original par and fair value of $5,582,622 and $5,350,000, respectively)	5,000	5,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $19,260,000)		18,000,000
Total Repurchase Agreements — 19.8%		807,450,000
Total Investments (Cost — $4,087,476,038*) — 100.0%		4,087,476,038
Liabilities in Excess of Other Assets — (0.0)%		(1,444,352)

Net Assets — 100.0%		$4,086,031,686

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$4,087,476,038	—	$4,087,476,038
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, bank overdraft of $3,364,424 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2014.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	39

Schedule of Investments October 31, 2014 (Unaudited)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.6%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank PLC SBPA), 0.10%, 11/07/14 (a)(b)	$1,600	$1,600,000
City of Birmingham Alabama Commercial Development Authority, RB, VRDN, FLOATS, Series 4WX (Barclays Bank PLC SBPA), 0.07%, 11/07/14 (a)(b)	10,000	10,000,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.07%, 11/03/14 (b)	10,000	10,000,000

		21,600,000
Alaska — 0.0%
Alaska Energy Authority, Refunding RB, (AGM), 6.00%, 7/01/15	510	529,601
Arizona — 2.6%
City of Phoenix Arizona, 0.10%, 3/02/15	10,000	10,000,000
City of Phoenix Industrial Development Authority, RB, (Wells Fargo Bank NA SBPA), VRDN, Series B, 0.06%, 11/03/14 (b)	24,625	24,625,000
City of Tucson AZ Water System Revenue, Refunding RB, Series A, 3.00%, 7/01/15	1,200	1,222,503

		35,847,503
Arkansas — 1.4%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.13%, 11/07/14 (b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.13%, 11/07/14 (b)	14,285	14,285,000

		19,150,000
California — 7.2%
California Health Facilities Financing Authority, RB, Series B, VRDN (b):
0.04%, 11/07/14	12,000	12,000,000
P-FLOATS, Providence Health Services (Bank of America NA SBPA), 0.06%, 11/07/14 (a)(c)	7,940	7,940,000
California School Cash Reserve Program Authority, RB, Series M, 2.00%, 12/31/14	500	501,529
California State Health Facilities Financing Authority, RB, RBC Municipal Products, Inc. Trust, VRDN, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.05%, 11/07/14 (a)(b)(c)	4,100	4,100,000
California State University, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.06%, 11/07/14 (a)(b)	8,775	8,775,000
City of Los Angeles California:
0.10%, 2/04/15	4,250	4,250,000
0.10%, 2/10/15	8,500	8,500,000
City of Los Angeles California Wastewater System, TECP, 0.09%, 12/17/14	12,210	12,210,000
County of Los Angeles California Schools, RB:
Series B-3, 2.00%, 12/31/14	2,800	2,808,556
Series B-4, 2.00%, 12/31/14	5,000	5,015,204
Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles County Schools, RB:
1.50%, 6/01/15	1,200	1,209,484
1.50%, 6/30/15	400	403,490
Riverside Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A, 2.00%, 9/01/15	500	507,467
San Diego County Water Authority, 0.08%, 1/22/15	5,000	5,000,000
State of California, RB, 1.50%, 6/22/15	10,000	10,087,975
University of California, Refunding RB, VRDN, Series AL-4, 0.04%, 11/07/14 (b)	16,565	16,565,000

		99,873,705
Colorado — 1.2%
City & County of Denver Colorado, COP, Refunding, VRDN, Series A3 (JPMorgan Chase Bank NA SBPA), 0.07%, 11/03/14 (b)	10,100	10,100,000
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.08%, 11/07/14 (b)	4,000	4,000,000
State of Colorado Health Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, Refunding, VRDN, Series 1315 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.14%, 11/07/14 (a)(b)(c)	2,550	2,550,000

		16,650,000
Connecticut — 5.3%
Borough of Naugatuck Connecticut, GO, BAN, 1.00%, 3/17/15	6,000	6,019,302
City of Danbury Connecticut, GO, Refunding, 1.00%, 7/23/15	8,775	8,830,777
City of Milford Connecticut, GO, BAN, Lot B, 1.00%, 11/12/14	4,031	4,031,812
Connecticut Housing Finance Authority, Refunding RB, VRDN (b):
0.05%, 11/07/14	2,400	2,400,000
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.07%, 11/03/14	8,000	8,000,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.07%, 11/03/14	3,600	3,600,000
Sub-Series B-6 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.05%, 11/07/14	7,000	7,000,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.05%, 11/07/14 (b)	3,025	3,025,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Yale University (b):
Series T-2, 0.04%, 11/07/14	9,500	9,500,000
Series V-1, 0.05%, 11/03/14	10,000	10,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, FLOATS, Series 1884 (Wells Fargo Bank NA SBPA), 0.05%, 11/07/14 (b)	1,700	1,700,000
State of Connecticut, GO, Series A, 1.50%, 3/02/15	4,500	4,520,298
Town of Bethel, GO, Refunding, 1.00%, 11/20/14	1,780	1,780,817
Town of Enfield Connecticut, GO, Refunding BAN, 1.00%, 8/11/15	3,700	3,724,624

		74,132,630

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware — 0.2%
BB&T Municipal Trust, RB, VRDN, 0.15%, 10/01/28 (a)(b)	$2,440	$2,440,000
New County Castle, GO, Refunding Series A, 5.00%, 7/15/15	215	222,245

		2,662,245
District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (Citibank NA SBPA), 0.07%, 11/07/14 (a)(b)	2,100	2,100,000
Florida — 0.7%
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.06%, 11/07/14 (b)	4,500	4,500,000
Jacksonville Housing Finance Authority, HRB, VRDN, M/F Housing, Hartwood Apartments, AMT (Federal Home Loan Mortgage Corp. LOC), 0.07%, 11/07/14 (b)	300	300,000
State of Florida, GO, Refunding:
Series A, 5.00%, 1/02/15	1,900	1,915,377
Series B, 5.00%, 1/02/15	2,805	2,827,724
Series C, 5.00%, 6/01/15	280	287,827
State of Florida Lottery Revenue, Refunding RB, Series F, 5.00%, 1/02/15	600	619,082

		10,450,010
Georgia — 0.1%
County of Muscogee Georgia School District, GO, 3.00%, 12/01/14	100	100,229
Metropolitan Atlanta Rapid Transit Authority, RB, 0.07%, 11/06/14 (b)	700	699,903

		800,132
Hawaii — 0.1%
State of Hawaii, 2.00%, 1/02/15	960	962,991
Illinois — 1.5%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.30%, 11/06/14 (b)	800	800,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 494 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.16%, 11/07/14 (a)(b)(c)	4,250	4,250,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1032 (Deutsche Bank AG SBPA), 0.30%, 11/07/14 (a)(b)(c)	6,340	6,340,000
Illinois Educational Facilities Authority, Refunding RB, University of Chicago, Series B-3, 0.16%, 3/12/15 (b)	4,600	4,600,000
Illinois Housing Development Authority, Refunding RB, VRDN, Lakeshore Plaza (JPMorgan Chase Bank NA LOC), 0.05%, 11/07/14 (b)	4,470	4,470,000

		20,460,000
Indiana — 4.4%
Indiana Finance Authority, RB, VRDN (b):
0.07%, 11/03/14	23,000	23,000,000
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, VRDN (b) (concluded):
Lease Appropriation, Stadium Project, Series A-1 (Bank of New York Mellon SBPA), 0.08%, 11/03/14	5,700	5,700,000
Lease Appropriation, Stadium Project, Series A-2 (JPMorgan Chase Bank SBPA), 0.07%, 11/03/14	25,300	25,300,000
Indiana Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1325 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.14%, 11/07/14 (a)(b)(c)	4,760	4,760,000
Purdue University, RB, Series A, VRDN, 0.03%, 11/07/14 (b)	1,820	1,820,000

		60,580,000
Iowa — 3.5%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.13%, 11/07/14 (b)	48,600	48,600,000
Kansas — 2.3%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.11%, 11/07/14 (b)	1,690	1,690,000
City of Wichita, GO, Refunding:
0.25%, 10/15/15	10,000	10,002,765
AMT, 0.30%, 10/15/15	15,000	15,003,432
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.09%, 11/07/14 (a)(b)(c)	1,955	1,955,000
State of Kansas Department of Transportation, Refunding RB, 0.09%, 11/03/14 (b)	3,100	3,100,000

		31,751,197
Kentucky — 0.5%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.15%, 11/07/14 (b)	1,775	1,775,000
Counties of Louisville & Jefferson Kentucky Metropolitan Sewer District, Refunding RB, Subordinated BAN, 2.00%, 11/26/14	5,400	5,405,967

		7,180,967
Louisiana — 5.7%
City of Baton Rouge / Parish of East Baton Rouge, Refunding RB, VRDN, 0.06%, 11/03/14 (b)	19,000	19,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (b):
0.13%, 11/07/14	4,000	4,000,000
0.13%, 11/07/14	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project (b):
0.07%, 11/03/14	12,700	12,700,000
0.05%, 11/07/14	30,800	30,800,000
Series C, 0.07%, 11/03/14	1,800	1,800,000
Parish of Bossier Louisiana School Board, GO, 4.00%, 3/02/15	1,390	1,407,520

		79,707,520

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	41

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maine — 0.3%
Town of Kittery, GO, 1.00%, 9/15/15	$3,720	$3,744,557
Maryland — 3.2%
Country of Anne Arundel Maryland, GO, Refunding, 5.00%, 3/02/15	700	711,177
County of Montgomery Maryland, Refunding RB, VRDN, Riverwood Village, Inc. Project (Manufacturers & Traders LOC), 0.07%, 11/07/14 (b)	26,130	26,130,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (b):
Conservit, Inc. Facility, 0.20%, 11/07/14	3,155	3,155,000
Homewood Williamsport Facility, 0.09%, 11/07/14	6,125	6,125,000
County of Worcester Maryland, GO, 5.00%, 3/02/15	1,200	1,219,284
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (b):
Gamse Lithographing Co. Facilities, 0.20%, 11/07/14	925	925,000
Linemark Printing Project, 0.25%, 11/07/14	4,555	4,555,000
Maryland State Transportation Authority, RB, 5.25%, 3/02/15	100	101,645
Maryland State Transportation Authority, Refunding RB, 2.00%, 7/01/15	800	809,710
Montgomery County, GO, Refunding Series A, 5.00%, 11/02/15	200	209,418

		43,941,234
Massachusetts — 3.2%
City of New Bedford Massachusetts, BAN, 0.75%, 2/06/15	4,855	4,862,742
City of Pittsfield Massachusetts, BAN, 1.00%, 6/26/15	1,980	1,990,133
Commonwealth of Massachusetts, GO, Refunding, Series C, 5.00%, 1/02/15	890	897,221
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.14%, 11/07/14 (b)	5,250	5,250,000
Massachusetts Development Finance Agency, RB, VRDN, Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.04%, 11/07/14 (b)	22,900	22,900,000
Massachusetts Health & Educational Facilities Authority, RB, Amherst College, Series H, 1.00%, 11/03/14 (b)	3,680	3,680,000
Town of East Longmeadow Massachusetts, GO, 1.00%, 6/30/15	500	502,569
Town of Yarmouth Massachusetts, GO, Refunding, 2.00%, 6/01/15	270	272,818
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.14%, 11/07/14 (b)	4,565	4,565,000

		44,920,483
Michigan — 0.5%
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit Group, Series F-7, 0.11%, 11/07/14 (b)	5,685	5,685,000
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund, RB, VRDN, Air Products & Chemicals, Inc., 0.06%, 11/03/14 (b)	500	500,000
Traverse City Area Public Schools, GO, Refunding, 5.00%, 5/01/15	655	670,546

		6,855,546
Minnesota — 0.3%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.05%, 11/07/14 (a)(b)	4,700	4,700,000
State of Minnesota, Refunding, GO, Series F, 4.00%, 8/03/15	100	102,833

		4,802,833
Mississippi — 2.3%
Mississippi Business Finance Corp., RB, VRDN (b):
Series C, 0.07%, 11/03/14	5,240	5,240,000
Series I, 0.07%, 11/03/14	10,750	10,750,000
Series A, Chevron USA, Inc. Project, 0.07%, 11/03/14	15,500	15,500,000

		31,490,000
Missouri — 0.6%
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.13%, 11/07/14 (b)	8,000	8,000,000
Nebraska — 0.2%
City of Lincoln, GO, Refunding, 5.00%, 11/17/14	900	901,679
Douglas County School District No 17, GO, Refunding, 3.00%, 6/15/15	1,310	1,333,028

		2,234,707
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.20%, 11/07/14 (b)	2,400	2,400,000
New Jersey — 2.3%
County of Middlesex New Jersey, GO, 1.00%, 2/16/15	1,040	1,042,545
County of Sussex New Jersey, GO, Refunding, 2.00%, 2/16/15	605	608,220
New Jersey Educational Facilities Authority, Refunding RB, Series E, 5.00%, 7/01/15	200	206,361
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN, RWJ Health Care Corp. (TD Bank NA LOC), 0.05%, 11/07/14 (b)	1,475	1,475,000
New Jersey State EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1310 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.15%, 11/07/14 (a)(b)(c)	2,140	2,140,000
State of New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 4466 (JPMorgan Chase Bank NA LOC, JPMorgan Chase Bank NA SBPA), 0.13%, 12/11/14 (a)(b)(c)	24,000	24,000,000
Township of Gloucester New Jersey, GO, Refunding, 1.00%, 2/16/15	500	501,008
Township of Mansfield NJ/Burlington County, GO, Refunding Series A, 1.00%, 11/05/15 (d)	1,810	1,823,141
Township of Montclair New Jersey, GO, Refunding, 4.00%, 3/02/15	200	202,491

See Notes to Financial Statements.

42	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Township of West Caldwell New Jersey, GO, Refunding, 3.00%, 2/02/15	$500	$503,523

		32,502,289
New Mexico — 0.2%
New Mexico Finance Authority, RB, Series A, 5.25%, 6/15/15	2,850	2,940,185
New York — 9.9%
City of New York New York, GO, VRDN, 0.06%, 11/03/14 (b)	19,100	19,100,000
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC) (b):
Series A, 0.13%, 11/07/14	7,500	7,500,000
Series B, 0.13%, 11/07/14	11,000	11,000,000
City of New York New York Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN, Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.04%, 11/07/14 (b)	20,000	20,000,000
City of New York New York Trust, Refunding RB, VRDN, Lincoln Center for Performing Arts (JPMorgan Chase Bank NA LOC), 0.07%, 11/03/14 (b)	9,570	9,570,000
City of New York New York Water & Sewer System, Refunding RB, VRDN (b):
(Bank of Tokyo - Mitsubishi UFJ Ltd. SBPA), 0.04%, 11/07/14	1,000	1,000,000
FLOATS, Series C (Morgan Stanley Bank SBPA), 0.06%, 11/07/14 (a)(b)	24,565	24,565,000
New York City Municipal Water & Sewer Finance Authority, Refunding RB, VRDN, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.06%, 11/03/14 (b)	10,200	10,200,000
New York City Municipal Water Finance Authority, TECP, Series 8, 0.10%, 11/07/14	4,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (TD Bank NA SBPA), 0.06%, 11/03/14 (b)	12,900	12,900,000
New York State HFA, HRB, VRDN, M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.05%, 11/07/14 (b)	3,190	3,190,000
Suffolk County Water Authority, Refunding RB, Series B, 3.00%, 1/15/15	4,340	4,365,705
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.10%, 11/07/14 (b)	9,575	9,575,000

		136,965,705
North Carolina — 3.0%
Charlotte Housing Authority North Carolina, RB, VRDN, Stonehaven East Project (Wells Fargo Bank NA LOC), 0.06%, 11/07/14 (b)	4,050	4,050,000
Charlotte-Mecklenburg Hospital Authority, RB, Series A, 5.00%, 1/15/15 (e)	700	706,927
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas Healthcare System, Series 2011-72, Class C (Wells Fargo Bank NA SBPA), 0.15%, 11/07/14 (a)(b)	1,595	1,595,000
City of Charlotte North Carolina Water & Sewer System, RB, VRDN, Series B (Wells Fargo Bank NA SBPA), 0.05%, 11/07/14 (b)	8,945	8,945,000
City of Charlotte North Carolina Water & Sewer System, Refunding RB, 3.00%, 12/01/14	600	601,414
City of Greensboro North Carolina, GO, Refunding, Series C, 4.00%, 2/02/15	700	706,808
City of Raleigh NC Combined Enterprise System Revenue, RB, Series B, VRDN, 0.05%, 11/07/14 (b)	8,300	8,300,000
City of Raleigh North Carolina, GO, 4.00%, 2/02/15	500	504,821
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.15%, 11/07/14 (b)	4,020	4,020,000
City of Winston-Salem North Carolina, Refunding RB, Series A, 4.00%, 3/02/15	1,200	1,215,188
County of Buncombe North Carolina Metropolitan Sewerage District, Refunding RB, 4.00%, 7/01/15	800	820,348
County of Guilford North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (Commerce Bank NA LOC), 0.31%, 11/07/14 (b)	1,500	1,500,000
County of Johnston North Carolina, Refunding RB, 2.00%, 6/01/15	690	697,435
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.15%, 11/07/14 (b)	8,225	8,225,000
Guilford County, GO, Refunding Series C, 4.00%, 2/02/15	200	201,916

		42,089,857
Ohio — 0.5%
County of Lucas Ohio, GO, Refunding, 1.00%, 7/14/15	1,080	1,086,249
State of Ohio, GO, 5.00%, 5/01/15	100	102,421
State of Ohio, RB:
5.00%, 12/15/14	200	201,140
2.00%, 2/02/15	400	401,883
State of Ohio Higher Educational Facilities Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.08%, 11/03/14 (b)	4,410	4,410,000
State of Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Hospital, Cleveland Clinic, Series B-4, 0.06%, 11/03/14 (b)	100	100,000

		6,301,693
Oklahoma — 0.0%
City of Oklahoma City Oklahoma, GO, Refunding, 4.00%, 3/02/15	100	101,265

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	43

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 5.3%
City of Philadelphia Pennsylvania Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.09%, 11/07/14 (b)	$6,800	$6,800,000
Delaware River Port Authority, Refunding RB, VRDN, Series A (Royal Bank of Canada LOC), 0.04%, 11/07/14 (b)	2,130	2,130,000
Emmaus Pennsylvania General Authority, RB, VRDN, Series 89F, Sub-Series F-24 (U.S. Bank NA LOC), 0.05%, 11/07/14 (b)	1,200	1,200,000
Geisinger Authority, RB, VRDN, Geisinger Health System, Series B (TD Bank NA SBPA), 0.05%, 11/03/14 (b)	35,700	35,700,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.07%, 11/07/14 (b)	15,800	15,800,000
Philadelphia Hospitals & Higher Education Facilities Authority, RB, VRDN, The Children’s Hospital of Philadelphia Project, Series B (Wells Fargo Bank NA SBPA), 0.07%, 11/03/14 (b)	9,200	9,200,000
University of Pittsburgh Commonwealth Higher Education, 0.07%, 11/18/14	2,200	2,200,000

		73,030,000
South Carolina — 1.2%
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 4.00%, 2/02/15	200	201,920
County of Berkeley South Carolina, GO, Refunding, 5.00%, 3/02/15	2,700	2,743,067
County of Richland South Carolina, GO, Series B, 4.00%, 3/02/15	600	607,631
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.20%, 11/07/14 (b)	13,150	13,150,000

		16,702,618
Tennessee — 1.6%
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, VRDN, 7-Month Window, Ascension Health Credit Group, Series B-1, 0.11%, 11/07/14 (b)	21,575	21,575,000
County of Nashville & Davidson Tennessee Metropolitan Government Electric Revenue, RB, Series A, 2.00%, 5/15/15	960	969,487

		22,544,487
Texas — 17.5%
City of Austin Texas Water & Wastewater System, Refunding RB, 5.00%, 11/17/14	400	400,746
City of College Station Texas, GO, Refunding, 2.00%, 2/16/15	300	301,574
City of Garland Texas, 0.11%, 12/04/14	8,460	8,460,000
City of Southlake Texas, GO, 3.00%, 2/16/15	400	403,287
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.08%, 11/07/14 (b)	10,360	10,360,000
Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas Metropolitan Transit Authority, RB, 4.00%, 11/03/14	400	400,000
County of Harris Texas Metropolitan Transit Authority, Refunding RB, VRDN, FLOATS, Series 1053 (Deutsche Bank AG SBPA), 0.09%, 11/07/14 (a)(b)	6,660	6,660,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.05%, 11/07/14 (b)	8,280	8,280,000
Lower Neches Valley Authority Industrial Development Corp., RB, VRDN, 0.07%, 11/03/14 (b)	21,480	21,480,000
North Texas Tollway Authority, 0.07%, 12/10/14	6,000	6,000,000
North Texas Tollway Authority, RB, Series A, 5.00%, 1/02/15 (e)	2,400	2,419,254
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.08%, 11/07/14 (b)	13,250	13,250,000
Port of Freeport Texas, RB, VRDN, BASF Corp. Project, AMT, 0.13%, 11/07/14 (b)	44,500	44,500,000
Port of Houston Authority Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding, VRDN, Series A, AMT (JPMorgan Chase Bank NA SBPA), 0.09%, 11/07/14 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Texas Navigation District, RB, VRDN, AMT (b):
Atofina Project, Series B, 0.08%, 11/07/14	10,000	10,000,000
BASF Corp. Project, Series A, 0.13%, 11/07/14	15,000	15,000,000
Total Petrochemicals Project, 0.08%, 11/07/14	26,000	26,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.06%, 11/07/14 (a)(b)	3,000	3,000,000
State of Texas, GO, 1.50%, 8/31/15	25,000	25,282,553
State of Texas, GO, VRDN, Series D (State Street Bank & Trust Co. SBPA), 0.04%, 11/07/14 (b)	4,650	4,650,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.06%, 11/07/14 (b)	3,200	3,200,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement) (Wells Fargo Bank NA SBPA), 0.06%, 11/07/14 (a)(b)	6,010	6,010,000
Texas Public Finance Authority, RB, Series B, 5.00%, 7/01/15 (e)	1,800	1,857,883
Texas Transportation Commission State Highway Fund, RB, Series A, 4.50%, 4/01/15	100	101,778

		243,232,075
Virginia — 5.1%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.09%, 11/07/14 (b)	673	673,000
City of Alexandria Virginia IDA, Refunding RB, VRDN, Goodwin House (Wells Fargo Bank NA SBPA), 0.07%, 11/03/14 (b)	680	680,000

See Notes to Financial Statements.

44	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (continued)
City of Lexington Virginia IDA, RB, VRDN, Washington & Lee University, 0.05%, 11/07/14 (b)	$450	$450,000
City of Newport News Virginia, GO, Refunding, Series B, 5.25%, 7/01/15	310	320,488
City of Suffolk Virginia, GO, Refunding, 3.00%, 2/02/15	470	473,383
City of Virginia Beach Virginia, GO, Series A, 5.00%, 5/01/15	1,250	1,279,969
City of Winchester Virginia IDA, Refunding RB, VRDN, Westminister-Cantenbury, Series B (Branch Banking & Trust LOC), 0.04%, 11/07/14 (b)	300	300,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Liquidity Agreement), 0.05%, 11/07/14 (b)	1,250	1,250,000
County of Fairfax Virginia, GO, Refunding Series A, 5.00%, 4/01/15	600	612,068
County of Fairfax Virginia EDA, RB, VRDN, Capital Hospice Project (Branch Banking & Trust LOC), 0.04%, 11/07/14 (b)	200	200,000
County of Fairfax Virginia IDA, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SBPA), 0.04%, 11/07/14 (b)	31,585	31,585,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.13%, 11/07/14 (b)	7,370	7,370,000
County of Loudoun Virginia IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.04%, 11/07/14 (b)	300	300,000
County of Sussex Virginia IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.11%, 11/07/14 (b)	1,120	1,120,000
Fairfax County Industrial Development Authority, Refunding RB, VRDN, 0.06%, 11/07/14 (b)	400	400,000
Hampton Roads Sanitation District, RB, VRDN, 0.03%, 11/07/14 (b)	9,800	9,800,000
Peninsula Ports Authority, Refunding RB, VRDN, Dominion Term Project, Series D (U.S. Bank NA SBPA), 0.07%, 11/03/14 (b)	550	550,000
Spotsylvania County, GO, Refunding, 2.00%, 1/15/15	720	722,787
Spotsylvania County Economic Development Authority, Refunding RB, 2.00%, 6/01/15	240	242,432
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.05%, 11/07/14 (a)(b)	2,600	2,600,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.17%, 11/07/14 (a)(b)	3,470	3,470,000
Municipal Bonds	Par (000)	Value
Virginia (concluded)
University of Virginia, RB, VRDN, 0.06%, 11/07/14 (a)(b)	2,710	2,710,000
Virginia Beach Development Authority, RB, Series A, 2.00%, 5/01/15	380	383,409
Virginia College Building Authority, RB, 21st Century College:
& Equipment Programs, Series A, 5.00%, 2/02/15	760	769,298
VRDN, Series B (Wells Fargo Bank NA SBPA), 0.08%, 11/03/14 (b)	1,370	1,370,000
Virginia College Building Authority, Refunding RB:
2.25%, 2/02/15	490	492,574
4.00%, 2/02/15	960	969,334

		71,093,742
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, VRDN, FLOATS, Series 2011-18, Class C (Wells Fargo Bank NA SBPA), 0.06%, 11/07/14 (a)(b)	9,730	9,730,000
State of Washington District Project, RB, VRDN, FLOATS, Series 14W (Barclays Bank PLC SBPA), 0.10%, 11/07/14 (a)(b)	11,320	11,320,000

		21,050,000
Wisconsin — 0.7%
City of Kenosha Wisconsin, GO, Refunding, 2.00%, 4/01/15	2,100	2,115,959
Madison Area Technical College, GO, 2.00%, 3/02/15	900	905,481
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.11%, 11/07/14 (b)	6,310	6,310,000

		9,331,440
Wyoming — 0.9%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.15%, 11/07/14 (b)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, Cheyenne Power Co. Project, AMT (Wells Fargo Bank NA LOC) (b):
Series A, 0.11%, 11/07/14	5,000	5,000,000
Series B, 0.11%, 11/07/14	3,500	3,500,000

		13,100,000
Total Long-Term Investments (Cost — $1,372,413,217) — 98.9%		1,372,413,217
Total Investments (Cost — $1,372,413,217*) — 98.9%		1,372,413,217
Other Assets Less Liabilities — 1.1%		14,776,975

Net Assets — 100.0%		$1,387,190,192

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	45

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
RBC Capital Markets, Inc.	$1,823,141	—

(e)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,372,413,217	—	$1,372,413,217
[1] See above Schedule of Investments for values in each state or political subdivision.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $3,923,215 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended October 31, 2014.

See Notes to Financial Statements.

46	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Statements of Assets and Liabilities	Master Institutional Money Market LLC

October 31, 2014 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets
Investments at value — unaffiliated[1]	$4,031,103,231	$3,280,026,038	$1,372,413,217
Repurchase agreements at value[2]	1,148,500,000	807,450,000	—
Cash	445,446	—	3,923,215
Investments sold receivable	—	—	11,544,818
Interest receivable	1,845,251	1,781,665	1,207,641
Contributions receivable from investors	—	475,020	—

Total assets	5,181,893,928	4,089,732,723	1,389,088,891

Liabilities
Bank overdraft	—	3,364,424	—
Investments purchased payable	—	—	1,823,141
Investment advisory fees payable	221,316	167,333	7,544
Professional fees payable	57,578	39,349	30,259
Custodian fees payable	26,758	67,298	17,927
Directors’ fees payable	22,853	18,124	2,898
Other accrued expenses payable	85,874	44,509	16,930

Total liabilities	414,379	3,701,037	1,898,699

Net Assets	$5,181,479,549	$4,086,031,686	$1,387,190,192

Net Assets Consist of
Investors’ capital	$5,181,479,549	$4,086,031,686	$1,387,190,192

[1] Investments at cost — unaffiliated	$4,031,103,231	$3,280,026,038	$1,372,413,217
[2] Repurchase agreements at cost	$1,148,500,000	$807,450,000	—

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	47

Statements of Operations	Master Institutional Money Market LLC

Six Months Ended October 31, 2014 (Unaudited)	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income
Interest	$6,981,930	$4,535,825	$664,672

Expenses
Investment advisory	1,487,215	1,042,398	339,110
Custodian	141,128	109,088	41,612
Accounting services	50,324	44,988	36,064
Professional	40,296	33,120	27,784
Directors	45,632	28,152	9,568
Insurance	31,563	17,483	5,177
Printing	1,472	1,288	920
Miscellaneous	12,328	31,691	366

Total expenses	1,809,958	1,308,208	460,601
Less fees waived by Manager	—	—	(206,525)
Less fees paid indirectly	—	(68)	(28)

Total expenses after fees waived and paid indirectly	1,809,958	1,308,140	254,048

Net investment income	5,171,972	3,227,685	410,624

Realized Gain
Net realized gain from investments	277,054	73,229	140,580

Net Increase in Net Assets Resulting from Operations	$5,449,026	$3,300,914	$551,204

See Notes to Financial Statements.

48	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio,
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations
Net investment income	$5,171,972	$15,429,804
Net realized gain	277,054	712,289

Net increase in net assets resulting from operations	5,449,026	16,142,093

Capital Transactions
Proceeds from contributions	13,289,847,078	28,619,951,490
Value of withdrawals	(14,728,149,290)	(30,737,968,083)

Net decrease in net assets derived from capital transactions	(1,438,302,212)	(2,118,016,593)

Net Assets
Total decrease in net assets	(1,432,853,186)	(2,101,874,500)
Beginning of period	6,614,332,735	8,716,207,235

End of period	$5,181,479,549	$6,614,332,735

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	49

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Institutional Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations
Net investment income	$3,227,685	$8,604,007
Net realized gain	73,229	317,323

Net increase in net assets resulting from operations	3,300,914	8,921,330

Capital Transactions
Proceeds from contributions	11,569,173,511	33,760,146,882
Value of withdrawals	(12,011,637,702)	(34,950,142,401)

Net decrease in net assets derived from capital transactions	(442,464,191)	(1,189,995,519)

Net Assets
Total decrease in net assets	(439,163,277)	(1,181,074,189)
Beginning of period	4,525,194,963	5,706,269,152

End of period	$4,086,031,686	$4,525,194,963

See Notes to Financial Statements.

50	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Institutional Tax-Exempt Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations
Net investment income	$410,624	$1,021,247
Net realized gain	140,580	162,858

Net increase in net assets resulting from operations	551,204	1,184,105

Capital Share Transactions
Proceeds from contributions	4,406,619,555	7,693,494,203
Value of withdrawals	(4,449,015,094)	(7,821,189,126)

Net decrease in net assets derived from capital share transactions	(42,395,539)	(127,694,923)

Net Assets
Total decrease in net assets	(41,844,335)	(126,510,818)
Beginning of period	1,429,034,527	1,555,545,345

End of period	$1,387,190,192	$1,429,034,527

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	51

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30,
		2014	2013	2012	2011	2010

Total Return
Total return	0.09%[1]	0.19%	0.27%	0.22%	0.33%	0.41%

Ratio to Average Net Assets
Total expenses	0.06%[2]	0.06%	0.06%	0.06%	0.05%	0.05%

Total expenses after fees paid indirectly	0.06%[2]	0.06%	0.06%	0.06%	0.05%	0.05%

Net investment income	0.17%[2]	0.18%	0.28%	0.23%	0.32%	0.41%

Supplemental Data
Net assets, end of period (000)	$5,181,480	$6,614,333	$8,716,207	$8,056,529	$11,285,918	$12,183,920

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

52	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Financial Highlights	Master Institutional Money Market LLC

	Master Institutional Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30,
		2014	2013	2012	2011	2010

Total Return
Total return	0.09%[1]	0.17%	0.26%	0.23%	0.37%	0.42%

Ratio to Average Net Assets
Total expenses	0.06%[2]	0.06%	0.06%	0.06%	0.05%	0.05%

Total expenses after fees paid indirectly	0.06%[2]	0.06%	0.06%	0.06%	0.05%	0.05%

Net investment income	0.15%[2]	0.16%	0.25%	0.22%	0.34%	0.43%

Supplemental Data
Net assets, end of period (000)	$4,086,032	$4,525,195	$5,706,269	$5,509,866	$9,291,535	$11,181,175

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	53

Financial Highlights	Master Institutional Money Market LLC

	Master Institutional Tax-Exempt Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30,
		2014	2013	2012	2011	2010

Total Return
Total return	0.04%[1]	0.08%	0.17%	0.15%	0.34%	0.45%

Ratio to Average Net Assets
Total expenses	0.07%[2]	0.07%	0.06%	0.06%	0.05%	0.05%

Total expenses after fees waived and paid indirectly	0.04%[2]	0.06%	0.06%	0.06%	0.05%	0.05%

Net investment income	0.06%[2]	0.07%	0.17%	0.16%	0.34%	0.46%

Supplemental Data
Net assets, end of period (000)	$1,387,190	$1,429,035	$1,555,545	$2,929,443	$5,151,618	$10,795,434

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

54	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Notes to Financial Statements (Unaudited)	Master Institutional Money Market LLC

1. Organization:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) are included in these financial statements.

2. Significant Accounting Policies:

The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Master Premier Institutional Portfolio and Master Institutional Portfolio may enter into repurchase agreements. In a repurchase agreement, the Master Portfolios purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. The Fund, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolios could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master Portfolios under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	55

Notes to Financial Statements (continued)	Master Institutional Money Market LLC

Based on the terms of the MRA, the Master Portfolios receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolios would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

The Manager voluntarily agreed to waive management fees and/or reimburse operating expenses to enable the Master Institutional Tax-Exempt Portfolio to maintain a minimum level of daily net investment income. This amount is shown as fees waived by Manager in the Statements of Operations. The Manager may discontinue the waiver and/or reimbursement at any time.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Master Portfolios may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended October 31, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Master Institutional Tax-Exempt Portfolio	$404,275,334	$407,797,312

5. Income Tax Information:

The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in each Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of that Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s U.S. federal tax returns remains open for each of the four years ended April 30, 2014. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolios’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

6. Principal Risks:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

56	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

Certain obligations held by the Master Portfolio have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master Portfolios monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Master Portfolio’s operations and return potential.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	57

Disclosure of Investment Advisory Agreements

The Board of Directors of Master Institutional Money Market LLC (the “Master LLC”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (the “Master LLC Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor, on behalf of Master Institutional Portfolio, Master Institutional Tax-Exempt Portfolio and Master Premier Institutional Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”), each a series of the Master LLC.

FFI Institutional Fund, FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund and FFI Select Institutional Fund (each a “Feeder Fund,” and together, the “Feeder Funds”), four of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their respective investable assets in Master Portfolios of the Master LLC as follows: FFI Institutional Fund and FFI Select Institutional Fund in Master Institutional Portfolio, FFI Institutional Tax-Exempt Fund in Master Institutional Tax-Exempt Portfolio and FFI Premier Institutional Fund in Master Premier Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Agreement. The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund.

The Master LLC Agreement, the Government Fund Agreement and the Treasury Fund Agreement are referred to herein as the “Agreements.” For simplicity, (a) the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the Feeder Funds, the corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds”; and (c) the shareholders of the Feeder Funds, FFI Government Fund and FFI Treasury Fund and the interest holders of the Master Portfolios are referred to as “shareholders.”

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Master LLC, the Series Fund or any Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC, the Series Fund or each Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s and the Series Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of

58	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Disclosure of Investment Advisory Agreements (continued)

the Master LLC’s and the Series Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Board further considered the importance of: (i) BlackRock’s management organization; (ii) marketing support for the funds; (iii) services provided to the funds by BlackRock affiliates; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each applicable Fund, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared with a peer group of funds as determined by Lipper;1 (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each applicable Fund to BlackRock; (g) sales and redemption data regarding the shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including all the Independent Board Members, approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2015; and the Board of the Series Fund, including the Independent Board Members, unanimously approved the continuation of the Government Fund Agreement between BlackRock and the Series Fund on behalf of FFI Government Fund and the Treasury Fund Agreement between BlackRock and the Series Fund on behalf of FFI Treasury Fund, each for a one-year term ending June 30, 2015. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to the corresponding Master Portfolios of the Feeder Funds and found the Master LLC Agreement to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC and the Board of the Series Fund considered, with respect to the applicable Fund: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of its Expense Peers and the Fund’s performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund and securities lending, services related to the valuation and pricing of portfolio holdings of the applicable Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the applicable Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	59
[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

Disclosure of Investment Advisory Agreements (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. Throughout the year, the Board compared the applicable Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund, as applicable. The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with the pertinent Fund management to discuss, the performance of the Fund throughout the year.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that for each of the one-, three- and five-year periods reported, each of FFI Institutional Tax-Exempt Fund, FFI Premier Institutional Fund and FFI Select Institutional Fund ranked in the first quartile against its Lipper Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, FFI Treasury Fund ranked in the first, first and second quartiles, respectively, against its Lipper Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, each of FFI Government Fund and FFI Institutional Fund ranked in the second, second and first quartiles, respectively, against its Lipper Performance Universe.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Board’s view, BlackRock’s money market funds

60	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Disclosure of Investment Advisory Agreements (continued)

have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed the applicable contractual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund compared with the other funds in the applicable Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the total expense ratio, as well as the actual management fee rate, of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund to those of other funds in the applicable Fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that Master Institutional Tax-Exempt Portfolio’s/FFI Institutional Tax-Exempt Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the first quartile, relative to the Feeder Fund’s Expense Peers.

The Board noted that the Master Premier Institutional Portfolio’s/FFI Premier Institutional Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio ranked in the third and second quartiles, respectively, relative to the Feeder Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of Master Institutional Portfolio/FFI Institutional Fund and Master Institutional Portfolio/FFI Select Institutional Fund ranked in the second quartile, and that the actual management fee rate of these Master Portfolios/Feeder Funds and the total expense ratio of these Feeder Funds each ranked in the fourth quartile, relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on FFI Select Institutional Fund’s total expenses as a percentage of FFI Select Institutional Fund’s average daily net assets.

The Board noted that FFI Government Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Fund.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	61

Disclosure of Investment Advisory Agreements (concluded)

The Board noted that FFI Treasury Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Fund.

The Board noted that each of FFI Government Fund and FFI Treasury Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the relevant Fund increases above certain contractually specified levels.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock has voluntarily agreed to reduce each Fund’s expenses as necessary. The voluntary waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of breakpoints, in the case of each of the Master Portfolios, or revised breakpoints, in the case of FFI Government Fund and FFI Treasury Fund, in the advisory fee based upon the applicable Fund’s asset level. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the applicable Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2015. The Board of the Series Fund, including all the Independent Board Members, approved the continuation of (i) the Government Fund Agreement between BlackRock and the Series Fund with respect to FFI Government Fund and (ii) the Treasury Fund Agreement between BlackRock and the Series Fund with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Master LLC Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Series Fund, including the Independent Board Members, was satisfied that the terms of the Government Fund Agreement and the Treasury Fund Agreement were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to each Master Portfolio and found the Master LLC Agreement to be satisfactory. In arriving at their decisions to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

62	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Frank J. Fabozzi, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Trust/Master LLC and Jennifer McGovern became a Vice President of the Trust/Master LLC.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 60 State Street Boston, MA 02109

Transfer Agent Boston Financial Data Services, Inc. Boston, MA 02266	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	63

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on Funds’ website at http://www.fundsforinstitutions.com.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

64	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2014	65

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectuses. An investment in the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-10/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	January 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	January 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	January 2, 2015

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